As filed with the Securities and Exchange Commission on June 5, 2006

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21647

                 NEUBERGER BERMAN INSTITUTIONAL LIQUIDITY SERIES
                 -----------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's Telephone Number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
                 Neuberger Berman Institutional Liquidity Series
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                               1601 K Street, N.W.
                           Washington, D.C. 20006-1600
                   (Names and Addresses of agents for service)


Date of fiscal year end: March 31, 2006

Date of reporting period: March 31, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, N.E., Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. section 3507.

ITEM 1. REPORTS TO SHAREHOLDERS

Annual Report
March 31, 2006

[LOGO] NEUBERGER BERMAN
A Lehman Brothers Company

    Neuberger Berman
    Institutional Liquidity Series
------------------------------------------------------

TRUST CLASS SHARES


Institutional Cash Fund

Prime Money Fund

Contents

The Funds

Chairman's Letter                         2

Portfolio Commentary/
 Maturity Diversification
Institutional Cash Fund                   3
Prime Money Fund                          3
Fund Expense Information                  7

Financial Statements                      9

Financial Highlights Per Share Data
Institutional Cash Fund                  18
Prime Money Fund                         19

Reports of Independent Registered Public
 Accounting Firms                        21

The Portfolios

Schedule of Investments
Institutional Liquidity Portfolio        23
Prime Portfolio                          26

Financial Statements                     30

Financial Highlights
Institutional Liquidity Portfolio        36
Prime Portfolio                          37

Reports of Independent Registered Public
 Accounting Firms                        39
Directory                                41
Trustees and Officers                    42
Proxy Voting Policies and Procedures     52
Quarterly Portfolio Schedule             52

"Neuberger Berman" and the Neuberger Berman logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the individual fund names in this shareholder report are either service marks or registered service marks of Neuberger Berman Management Inc. (C)2006 Neuberger Berman Management Inc. All rights reserved.

Chairman's Letter

[PHOTO]

Peter Sundman

Dear Shareholder,

I am pleased to present to you this annual report for the Neuberger Berman Institutional Cash Fund and the Neuberger Berman Prime Money Fund for the period ending March 31, 2006. The report includes portfolio commentary, a listing of the Funds' investments, and their audited financial statements for the reporting period.

The fiscal year was characterized by the Federal Reserve's commitment to its ongoing cycle of tightening monetary policy, resulting in eight increases in the key Fed Funds rate, from 2.75% to a five-year high of 4.75%. Inflation remained a concern throughout the period. Despite the devastation caused by two hurricanes and rising prices in key commodities, the economy remained on a solid footing and has shown signs of growth. The U.S. dollar was somewhat supported throughout the period by the isolation of the U.S. tightening cycle. This advantage appears to be ending, as Europe has raised rates and Japan seems poised to do so.

The Funds performed admirably and as expected throughout the period. The managers' investment strategy combines a distinct process for interest rate risk management with dedicated credit research to build a portfolio of high-quality securities that seeks to respond quickly to changes in interest rates without sacrificing yield.

The managers anticipate further rate increases moving forward, until a neutral level is achieved at some point in 2006, and they intend to proceed with caution to protect clients' principal and maintain daily liquidity and diversification.

Thank you for your confidence in us and in the Neuberger Berman Institutional Liquidity Series. We value our relationship with you and look forward to serving you in the months and years ahead.

Sincerely,

/s/ P. Sundman signature
                                 PETER SUNDMAN
                             CHAIRMAN OF THE BOARD
                NEUBERGER BERMAN INSTITUTIONAL LIQUIDITY SERIES

                                                NEUBERGER BERMAN MARCH 31, 2006

Institutional Liquidity Series Portfolio Commentaries

We are pleased to report that both the Neuberger Berman Institutional Cash Fund and the Neuberger Berman Prime Money Fund delivered positive returns and outperformed the iMoneyNet, Inc. First Tier Institutional Average during the fiscal year ending March 31, 2006.

Bond markets in the first three months of the period were marked by low volatility, as yields moved in lock-step with two 25-basis point increases in the Federal Reserve's target rate, which were anticipated as part of the Fed's ongoing cycle of tightening. Market volatility increased over the next three months, due in part to the impact of Hurricanes Katrina and Rita, as well as a growing debate among market participants over how much higher the Fed would need to take rates in order to mitigate the risk of higher inflation. The strength of the economy, and elevated commodity prices from October onwards, appeared to settle the question for bond investors and the market began to price in further increases.

The continued flattening of the yield curve preoccupied investors, and the curve eventually inverted (longer term investments yielded less than shorter term investments) in late December, marking the first inversion of the curve since 2000. An inverted yield curve has traditionally been interpreted as a sign of impending recession. However, after an almost three-month inversion, seemingly moribund long-term rates finally began showing some signs of life. The curve returned to its normal shape as long-term rates began to edge up towards the end of the fiscal year.

The retirement of Federal Reserve Chairman Alan Greenspan and his replacement by Ben Bernanke had minimal impact on the markets, as new Chairman Bernanke clearly communicated his intentions to keep inflation in check. The two-year U.S. Treasury began the period at 3.78%, and after eight rate increases by the Fed, ended the period at 4.82%. In contrast, the yield on the 10-year U.S. Treasury began the period at 4.49%, and then increased to finish at 4.85%.

Moving forward, our focus remains on the Federal Reserve's continued efforts to bring the overnight lending rate to a "neutral" level. With real rates approaching historical norms, the Fed has become more data dependent in setting policy. Throughout this tightening cycle, the Fed has been concerned with inflation risks associated with further increases in resource utilization, as well as the elevation of commodity prices. Although unit labor costs and ultimately core inflation have been contained so far, it is quite clear that this is a hot topic for policy makers. Our strategy will be to maintain a defensive posture as we seek to capitalize on pockets of market volatility created in the latter stages of the tightening cycle. This approach, we believe, will help us in seeking consistent, secure results over the long term.

Institutional Cash Fund

For the fiscal year of the Fund's operation, ending on March 31, 2006, the Neuberger Berman Institutional Cash Fund returned 3.59% compared to the iMoneyNet Money Fund Report Taxable First Tier Institutional Average's 3.44%. The Fund closed the fiscal year with a 4.48% 7-day current yield and a 4.58% 7-day effective yield; these more closely reflect current earnings than the one-year figures.

Prime Money Fund

For the fiscal year of the Fund's operation, ending on March 31, 2006, the Neuberger Berman Prime Money Fund returned 3.59% compared to the iMoneyNet Money Fund Report Taxable First Tier Institutional Average's 3.44%. The Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The composition, industries and holdings of the fund are subject to change. Investment return will fluctuate. Past performance is no guarantee of future results.

closed the fiscal year with a 4.52% 7-day current yield and a 4.62% 7-day effective yield; these more closely reflect current earnings than the one-year figures.


Sincerely,

/s/ John Donohue
/s/ Eric Hiatt
                       JOHN C. DONOHUE AND ERIC D. HIATT
                             PORTFOLIO CO-MANAGERS

--------------------------------------------------------------------------------


Institutional Liquidity Portfolio
Maturity Diversification
(% by Maturity)

1-7 Days...................... 29.0%
8-30 Days..................... 28.9
31-90 Days.................... 30.1
91-180 Days...................  3.2
181+ Days.....................  8.8

Prime Portfolio
Maturity Diversification
(% by Maturity)

1-7 Days...................... 30.1%
8-30 Days..................... 31.2
31-90 Days.................... 32.6
91-180 Days...................  3.4
181+ Days.....................  2.7

                                                NEUBERGER BERMAN MARCH 31, 2006

Endnotes

               1. Neuberger Berman Management Inc. ("Management") has contractually undertaken to reimburse Neuberger Berman Institutional Cash Fund and Neuberger Berman Prime Money Fund so that total operating expenses exclusive of taxes, interest, brokerage commissions and extraordinary expenses of each Fund are limited to 0.41% of average daily net assets. The undertakings last until March 31, 2009. Each Fund has contractually undertaken to reimburse Management for the excess expenses paid by Management, provided the reimbursements do not cause operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) to exceed the above-stated expense limitation and the reimbursements are made within three years after the year that Management incurred the expense. For the year ended March 31, 2006, there was no reimbursement of expenses by Management to either Fund.

                    Management voluntarily agreed to waive its investment management fee in the amount of 0.02% of each corresponding Portfolio's average net assets. These undertakings are terminable by Management upon notice to the Portfolios. As a result of this waiver, each Fund indirectly received a management fee waiver and the investment management fee of each corresponding Portfolio was limited to 0.08% of its average net assets. If this voluntary waiver was not in place, performance would have been lower for each Fund.

               2. "Current yield" of a money market fund refers to the income generated by an investment in the Fund over a recent 7-day period. This income is then "annualized." The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. Yields of a money market fund will fluctuate and past performance is no guarantee of future results. Unaudited performance data current to the most recent month-end are available at www.nb.com.

Glossary of Indices

                        The iMoneyNet Money Fund Measures the performance of institutional money
Report Taxable First Tier Institutional Average: market mutual funds which invest in anything allowable, except Second Tier Commercial Paper.

Please note that an index does not take into account any fees and expenses or any tax consequences of investing in the individual securities that it tracks and that individuals cannot invest directly in an index. Data about the performance of this index is prepared or obtained by Neuberger Berman Management Inc. and includes reinvestment of all dividends and capital gain distributions. The Fund may invest in securities not included in the above-described index.

                                                NEUBERGER BERMAN MARCH 31, 2006

Information About Your Fund's Expenses

These tables are designed to provide information regarding costs related to your investments. All mutual funds incur operating expenses, which include each fund's proportionate share of expenses of its corresponding portfolio, administrative service fees and other expenses. The following examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The table illustrates the fund's costs in two ways:

             Actual Expenses and Performance: The first section of the table provides information about actual account values and
                                              actual expenses in dollars, based on the fund's
                                              actual performance during the period. You may
                                              use the information in this line, together with
                                              the amount you invested, to estimate the
                                              expenses you paid over the period. Simply
                                              divide your account value by $1,000 (for
                                              example, an $8,600 account value divided by
                                              $1,000 = 8.6), then multiply the result by the
                                              number in the first section of the table under
                                              the heading entitled "Expenses Paid During the
                                              Period" to estimate the expenses you paid over
                                              the period.

Hypothetical Example for Comparison Purposes: The second section of the table provides information about hypothetical account values
                                              and hypothetical expenses based on the fund's
                                              actual expense ratio and an assumed rate of
                                              return at 5% per year before expenses. This
                                              return is not the fund's actual return. The
                                              hypothetical account values and expenses may
                                              not be used to estimate the actual ending
                                              account balance or expenses you paid for the
                                              period. You may use this information to compare
                                              the ongoing costs of investing in these funds
                                              versus other funds. To do so, compare the
                                              expenses shown in this 5% hypothetical example
                                              with the 5% hypothetical examples that appear
                                              in the shareholder reports of other funds.

Expense Information As of 3/31/06 (Unaudited)

Institutional Cash Fund

                                Beginning      Ending    Expenses
                                  Account     Account Paid During
                  Actual            Value       Value the Period*
                  -----------------------------------------------
                  Trust Class      $1,000   $1,020.20       $1.35

                  Hypothetical (5% annual
                  return before expenses)**
                  -----------------------------------------------
                  Trust Class      $1,000   $1,023.60       $1.35

Prime Money Fund

                                Beginning      Ending    Expenses
                                  Account     Account Paid During
                  Actual            Value       Value the Period*
                  -----------------------------------------------
                  Trust Class      $1,000   $1,020.30       $1.31

                  Hypothetical (5% annual
                  return before expenses)**
                  -----------------------------------------------
                  Trust Class      $1,000   $1,023.63       $1.32

 * For each Fund, expenses are equal to the expense ratio for the Fund, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Each Fund's expense ratio includes its proportionate share of the expenses of its corresponding portfolio.
** Hypothetical 5% annual return before expenses is calculated by multiplying the number of days in the most recent period divided by 365.

                                                NEUBERGER BERMAN MARCH 31, 2006


Statements of Assets and Liabilities

                                                                  --------------------------------

Institutional Liquidity Series                                    Institutional Cash  Prime Money
(000's omitted except per share amounts)                                        Fund         Fund
Assets
    Investment in corresponding Portfolio, at value (Note A)              $2,036,811     $832,031
Total Assets                                                               2,036,811      832,031
Liabilities
    Dividends payable                                                          8,022           --
    Payable to administrator (Note B)                                            272          111
    Accrued expenses and other payables                                           61            7
Total Liabilities                                                              8,355          118
Net Assets at value                                                       $2,028,456     $831,913
Net Assets consist of:
    Paid-in capital                                                       $2,028,527     $831,937
    Undistributed net investment income (loss)                                    --            2
    Accumulated net realized gains (losses) on investment                        (71)         (26)
Net Assets at value                                                       $2,028,456     $831,913
Shares Outstanding ($.001 par value; unlimited shares authorized)          2,028,527      831,937
Net Asset Value, offering and redemption price per share                  $     1.00     $   1.00

See Notes to Financial Statements

                             NEUBERGER BERMAN FOR THE YEAR ENDED MARCH 31, 2006

Statements of Operations

                                                                --------------------------------

Institutional Liquidity Series                                  Institutional Cash  Prime Money
                                                                              Fund         Fund
(000's omitted)
Investment Income
Investment income from corresponding Portfolio (Note A)                    $77,742      $27,817
Expenses from corresponding Portfolio (Notes A & B)                         (2,212)        (761)
Net investment income from corresponding Portfolio                          75,530       27,056
Expenses:
Administration fee (Note B)                                                  3,070        1,091
Audit fees                                                                      12            5
Insurance expense                                                               70           --
Legal fees                                                                      30           28
Registration and filing fees                                                    90           87
Shareholder reports                                                             64            5
Shareholder servicing agent fees                                                 4           21
Trustees' fees and expenses                                                     12            4
Miscellaneous                                                                   37           13
Total net expenses                                                           3,389        1,254
Net investment income                                                       72,141       25,802
Realized and Unrealized Gain (Loss) on Investments (Note A)
Net gain (loss) on investments from corresponding Portfolio                    (52)         (26)
Net increase (decrease) in net assets resulting from operations            $72,089      $25,776

See Notes to Financial Statements

                                                NEUBERGER BERMAN MARCH 31, 2006



Statements of Changes in Net Assets

                                                                          Institutional Cash Fund
                                                                ---------------------------------------------

Institutional Liquidity Series
                                                                        Year                            Year
                                                                       Ended       Period from         Ended
                                                                   March 31,  November 1, 2004   October 31,
                                                                        2006 to March 31, 2005          2004
(000's omitted)
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)                                    $    72,141        $    20,150  $    25,163
Net realized gain (loss) on investments                                 (52)               (19)          11
Net increase (decrease) in net assets resulting from operations      72,089             20,131       25,174
Distributions to Shareholders From (Note A):
Net investment income                                               (72,141)           (20,150)     (25,163)
Net realized gain on investments                                         --                (11)         (60)
Total distributions to shareholders                                 (72,141)           (20,161)     (25,223)
From Fund Share Transactions (Note D):
Proceeds from shares sold in initial capitalization                      --                 --           --
Proceeds from shares sold                                         3,678,584          2,756,542    7,534,445
Proceeds from reinvestment of dividends and distributions                31              4,054        5,644
Payments for shares redeemed                                     (3,898,018)        (3,204,132)  (7,530,697)
Net increase (decrease) from Fund share transactions               (219,403)          (443,536)       9,392
Net Increase (Decrease) in Net Assets                              (219,455)          (443,566)       9,343
Net Assets:
Beginning of period                                               2,247,911          2,691,477    2,682,134
End of period                                                   $ 2,028,456        $ 2,247,911  $ 2,691,477
Undistributed net investment income (loss) at end of period     $        --        $        --  $        --

                                                                       Prime Money Fund
                                                                -------------------------------

Institutional Liquidity Series                                                     Period from
                                                                        Year December 27, 2004
                                                                       Ended  (Commencement of
                                                                   March 31,       Operations)
                                                                        2006 to March 31, 2005
(000's omitted)
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)                                    $    25,802         $    3,999
Net realized gain (loss) on investments                                 (26)                 2
Net increase (decrease) in net assets resulting from operations      25,776              4,001
Distributions to Shareholders From (Note A):
Net investment income                                               (25,802)            (3,999)
Net realized gain on investments                                         --                 --
Total distributions to shareholders                                 (25,802)            (3,999)
From Fund Share Transactions (Note D):
Proceeds from shares sold in initial capitalization                      --                100
Proceeds from shares sold                                         5,406,338          1,557,514
Proceeds from reinvestment of dividends and distributions            25,802              3,999
Payments for shares redeemed                                     (5,301,954)          (859,862)
Net increase (decrease) from Fund share transactions                130,186            701,751
Net Increase (Decrease) in Net Assets                               130,160            701,753
Net Assets:
Beginning of period                                                 701,753                 --
End of period                                                   $   831,913         $  701,753
Undistributed net investment income (loss) at end of period     $         2         $        2

See Notes to Financial Statements

Notes to Financial Statements Institutional Liquidity Series

     Note A--Summary of Significant Accounting Policies:

1 General: The Neuberger Berman Institutional Cash Fund ("Institutional Cash") and the Neuberger Berman Prime Money Fund ("Prime Money") (individually a "Fund," collectively, the "Funds"), are separate operating series of Neuberger Berman Institutional Liquidity Series (the "Trust"), a Delaware statutory trust organized pursuant to a Trust Instrument dated October 1, 2004. The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended. Prime Money had no operations until December 27, 2004 other than matters relating to its organization and the sale on December 21, 2004 of 100,000 shares of beneficial interest for $100,000 ($1.00 per share) to Neuberger Berman Management Inc., the Fund's investment manger ("Management"). The Funds each offer Trust Class shares. The Board of Trustees of the Trust (the "Board") may establish additional series or classes of shares without the approval of shareholders.

     Prior to December 30, 2004, Institutional Cash was organized in a multiple class structure rather than as a feeder fund in a master-feeder structure. See Note E for more information about the reorganization of Institutional Cash.

     The assets of each Fund belong only to that Fund, and the liabilities of each Fund are borne solely by that Fund and no other series of the Trust.

     Each Fund seeks to achieve its investment objective by investing all of its net investable assets in a Portfolio of Institutional Liquidity Trust (each a "Portfolio", collectively, the "Portfolios") that has an investment objective identical to, and a name similar to, that of each respective Fund. Institutional Cash invests in Institutional Liquidity Portfolio (commencement of operations December 30, 2004) and Prime Money invests in Prime Portfolio (commencement of operations December 27, 2004). The value of each Fund's investment in its corresponding Portfolio reflects the Fund's proportionate interest in the net assets of its corresponding Portfolio (91.32% for Institutional Cash and 25.95% for Prime Money at March 31, 2006). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of the Portfolios, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

     It is the policy of the Funds to maintain a continuous net asset value per share of $1.00; the Funds have adopted certain investment, valuation, and distribution policies, which conform to general industry practice, to enable them to do so. However, there is no assurance the Funds will be able to maintain a stable net asset value per share.

     The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

                                                NEUBERGER BERMAN MARCH 31, 2006


2 Portfolio valuation: The Funds record their investment in the corresponding Portfolio at value. Investment securities held by the corresponding Portfolios are valued as indicated in the notes following the Portfolios' Schedule of Investments. For Institutional Cash prior to December 30, 2004, investments in securities were valued at amortized cost, which approximated U.S. federal income tax cost.

3 Security transactions and investment income: Prior to December 30, 2004, Institutional Cash recorded security transactions on a trade date basis. Interest income, including accretion of discount (adjusted for original issue discount, where applicable), and amortization of premium, where applicable, was recorded on the accrual basis. Realized gains and losses from securities transactions were recorded on the basis of identified cost and stated separately in the Statements of Operations.

4 Income tax information: The Funds are treated as separate entities for U.S. federal income tax purposes. It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no federal income or excise tax provision is required.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund as a whole.

     As determined on March 31, 2006, there were no permanent differences resulting from different book and tax accounting.

     The tax character of distributions paid during the year ended March 31, 2006, the period ended March 31, 2005, and the year ended October 31, 2004 for Institutional Cash was as follows:

                                          Distributions Paid From:
                             Ordinary Income                          Total
                          2006        2005        2004        2006        2005        2004
Institutional Cash $72,141,202 $20,161,496 $25,222,740 $72,141,202 $20,161,496 $25,222,740
Prime Money         25,802,221   3,998,533          --  25,802,221   3,998,533          --

     As of March 31, 2006, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:

                             Undistributed          Loss
                                  Ordinary Carryforwards
                                    Income and Deferrals        Total
          Institutional Cash    $8,021,784      $(71,151) $7,950,633
          Prime Money                6,307       (30,837)    (24,530)

Notes to Financial Statements Institutional Liquidity Series cont'd


     The difference between book and tax basis distributable earnings is attributable primarily to timing differences of distribution payments, post October loss deferrals, nondeductible organization costs, and capital loss carryforwards.

     To the extent each Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of each Fund not to distribute such gains. As determined on March 31, 2006, the Funds had unused capital loss carryforwards available for federal income tax purposes to offset net realized capital gains, if any, as follows:

                                           Expiring in:
                                             2013    2014
                       Institutional Cash $19,532 $16,151
                       Prime Money             --   9,732

     Under current tax law, certain net capital losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. For the year ended March 31, 2006, the Funds elected to defer the following net capital losses arising between November 1, 2005 and March 31, 2006:

                           Institutional Cash $35,468
                           Prime Money         16,400

5 Distributions to shareholders: Each Fund earns income, net of expenses, daily on its investment in the corresponding Portfolio. It is the policy of each Fund to declare distributions from net investment income on each business day; such distributions are paid or reinvested monthly. Distributions from net realized capital gains, if any, will be made annually. Income distributions and capital gain distributions to shareholders are recorded on the ex-date.

6 Expense allocation: Certain expenses are applicable to multiple funds. Expenses directly attributable to a Fund are charged to that Fund. Expenses of the Trust that are not directly attributed to a Fund are allocated among the Funds, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Funds can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributed to a Fund or the Trust, are allocated among the Funds and the other investment companies in the complex or series thereof, on the basis of relative net assets, except where a more appropriate allocation of expenses to each investment company in the complex or series thereof can otherwise be made fairly.

7 Other: All net investment income and realized and unrealized capital gains and losses of the corresponding Portfolio are allocated pro rata among its respective funds and any other investors in the Portfolios, if any.

8 Indemnifications: Like many other companies, the Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its

                                                NEUBERGER BERMAN MARCH 31, 2006

     business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

     Note B--Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:

     Each Fund retains Management as its administrator under an Administration Agreement. Each Fund pays Management an administration fee at the annual rate of 0.15% of its average daily net assets under this agreement. Additionally, Management retains State Street Bank and Trust Company ("State Street") as its sub-administrator under a Sub-Administration Agreement. Management pays State Street a fee for all services received under the agreement. Each Fund indirectly pays for investment management services through its investment in its corresponding Portfolio (see Note B of Notes to Financial Statements of the Portfolios). As a result of a management fee waiver at the Portfolio level, for the year ended March 31, 2006, each Fund indirectly received a management fee waiver of 0.02% of its average daily net assets, resulting in a reduction of expenses from the corresponding Portfolio of $410,001 and $145,667 for Institutional Cash and Prime Money, respectively.

     Management has contractually undertaken to reimburse each Fund for its operating expenses plus its pro rata portion of its corresponding Portfolio's operating expenses (including the fees payable to Management but excluding interest, taxes, brokerage commissions and extraordinary expenses) ("Operating Expenses") which exceed the expense limitation as detailed in the following table:

                                                                   Contractual
                                                                 Reimbursement
                                    Contractual                from Management
                                        Expense             for the Year Ended
                                 Limitation/(1)/ Expiration     March 31, 2006
  Institutional Cash Trust Class          0.41%     3/31/09                $--
  Prime Money Trust Class                 0.41%     3/31/09                 --

     (1)Expense limitation per annum of the Funds' average daily net assets.

     The Trust Class of each Fund has agreed to repay Management for its excess Operating Expenses previously reimbursed by Management, pursuant to a contractual expense limitation, so long as its annual Operating Expenses during that period do not exceed its expense limitation, and the repayments are made within three years after the year in which Management issued the reimbursement.

     During the year ended March 31, 2006, there was no reimbursement to Management under this agreement. At March 31, 2006, there were no contingent liabilities to Management under the agreement.

     Each Portfolio has an expense offset arrangement in connection with its custodian contract. For the year ended March 31, 2006, the impact of this arrangement was a reduction of expenses of $16,769 and $10,404, for Institutional Cash and Prime Money, respectively.

Notes to Financial Statements Institutional Liquidity Series cont'd


     Management and Lehman Brothers Asset Management Inc. ("LBAM"), sub-adviser to each Portfolio, are wholly-owned subsidiaries of Lehman Brothers Holdings Inc., a publicly-owned holding company. Several individuals who are officers and/or trustees of the Trust are also employees of LBAM and/or Management.

     Each Fund also has a distribution agreement with Management. Management receives no compensation under it and no commissions for sales or redemptions of shares of beneficial interest of each Fund.

     The Board has adopted a distribution plan ("Plan") with respect to the Trust Class of Prime Money, pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, Management may receive a maximum fee at the annual rate of 0.15% of such Trust Class' average daily net assets to support distribution and shareholder servicing. The Trust Class of Prime Money does not currently charge such a fee but may do so upon approval of the Board.

     Note C--Investment Transactions:

     During the year ended March 31, 2006, contributions and withdrawals in each Fund's investment in its corresponding Portfolio were as follows:

                  (000's omitted)    Contributions Withdrawals
                  Institutional Cash    $2,765,725  $3,057,084
                  Prime Money            2,576,603   2,473,514

     Note D--Fund Share Transactions:

     Share activity at $1.00 per share for the year ended March 31, 2006, for the period ended March 31, 2005, and for the year ended October 31, 2004 for Institutional Cash was as follows:

                       For the Year Ended March 31, 2006                      For the Period Ended March 31, 2005*
                          Shares Issued on                                                Shares Issued on
                           Reinvestment of                                                 Reinvestment of
                   Shares    Dividends and      Shares                  Initial    Shares    Dividends and      Shares
(000's omitted)      Sold    Distributions    Redeemed     Total Capitalization      Sold    Distributions    Redeemed     Total
 Institutional
  Cash          3,678,584               31 (3,898,018) (219,403)             -- 2,756,542            4,054 (3,204,132) (443,536)
 Prime Money    5,406,338           25,802 (5,301,954)  130,186             100 1,557,514            3,999   (859,862)  701,751

                          For the Year Ended October 31, 2004
                                Shares Issued on
                                 Reinvestment of
                         Shares    Dividends and      Shares
   (000's omitted)         Sold    Distributions    Redeemed Total
   Institutional Cash 7,534,445            5,644 (7,530,697) 9,392
   Prime Money               --               --         --     --

     * Period from November 1, 2004 to March 31, 2005 for Institutional Cash, and from December 27, 2004 (Commencement of Operations) to March 31, 2005 for Prime Money, respectively.

                                                NEUBERGER BERMAN MARCH 31, 2006


     Note E--Reorganization of Neuberger Berman Institutional Cash Fund

     On December 30, 2004, all the net assets of Neuberger Berman Institutional Cash Fund ("Predecessor Fund"), which was a separate operating series of Neuberger Berman Income Funds ("Income Funds"), a Delaware statutory trust organized pursuant to a Trust Instrument dated December 23, 1992, was reorganized into Institutional Cash. The reorganization was performed pursuant to a plan of reorganization approved by the Predecessor Fund's shareholders on December 21, 2004. The reorganization was accomplished by a tax-free exchange of 2,190,246,631 shares of Institutional Cash (valued at $2,190,258,201) for the 2,190,246,631 shares of the Predecessor Fund outstanding on December 30, 2004. The Predecessor Fund's net assets at that date ($2,190,258,201) were transferred to Institutional Cash. The net assets of Institutional Cash immediately after the reorganization totaled $2,190,258,201. Institutional Cash then transferred all of its assets to its corresponding Portfolio in exchange for an interest in its corresponding Portfolio.

     Since Institutional Cash invests all of its assets in its corresponding Portfolio, it does not engage Management or any other investment manager directly. However, the Portfolio in which Institutional Cash invests all of its assets retains Management as the investment manager. That Portfolio has a different sub-adviser than the Predecessor Fund had, since LBAM replaced Neuberger Berman, LLC.

Financial Highlights Institutional Cash Fund

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

Trust Class/+/                                            Period from
                                                          November 1,
                                        Year Ended          2004^^ to
                                         March 31,          March 31,                    Year Ended October 31,
                                     ----------------  ------------------  ---------------------------------------------------


                                              2006               2005              2004         2003         2002         2001

Net Asset Value, Beginning of Period   $ 1.0000           $ 1.0000         $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000
                                       --------           --------         --------     --------     --------     --------

Income From Investment Operations:
Net Investment Income (Loss)              .0353              .0083            .0092        .0096        .0176        .0466
Net Gains or Losses on Securities        (.0000)             .0000            .0000           --        .0000           --
                                       --------           --------         --------     --------     --------     --------
Total From Investment Operations          .0353              .0083            .0092        .0096        .0176        .0466
                                       --------           --------         --------     --------     --------     --------

Less Distributions From:
Net Investment Income                    (.0353)            (.0083)          (.0092)      (.0096)      (.0176)      (.0466)
Net Capital Gains                            --             (.0000)          (.0000)          --       (.0000)          --
                                       --------           --------         --------     --------     --------     --------
Total Distributions                      (.0353)            (.0083)          (.0092)      (.0096)      (.0176)      (.0466)
                                       --------           --------         --------     --------     --------     --------
Net Asset Value, End of Period         $ 1.0000           $ 1.0000         $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000
                                       --------           --------         --------     --------     --------     --------
Total Return/+//+/                        +3.59%             +0.83%**(S)      +0.93%(S)    +0.97%(S)    +1.77%(S)    +4.76%(S)

Ratios/Supplemental Data
Net Assets, End of Period (in
 millions)                             $2,028.5           $2,247.9         $2,691.5     $2,682.1     $3,156.5     $2,125.1
Ratio of Gross Expenses to Average
 Net Assets#                                .28%               .28%*            .28%         .28%         .28%         .29%
Ratio of Net Expenses to Average
 Net Assets                                 .28%/++/           .28%*/++/        .28%         .28%         .28%         .29%
Ratio of Net Investment Income
 (Loss) to Average Net Assets              3.54%              1.99%*            .92%         .97%        1.74%        4.52%

See Notes to Financial Highlights

                                                NEUBERGER BERMAN MARCH 31, 2006

Financial Highlights Prime Money Fund

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

Trust Class/+/                                                             Period from
                                                                          December 27,
                                                            Year Ended        2004^ to
                                                             March 31,       March 31,
                                                            ------------  ---------------


                                                                  2006            2005

Net Asset Value, Beginning of Period                           $1.0000         $1.0000
                                                               -------         -------

Income From Investment Operations:
Net Investment Income (Loss)                                     .0353           .0058
Net Gains or Losses on Securities                               (.0000)          .0000
                                                               -------         -------
Total From Investment Operations                                 .0353           .0058
                                                               -------         -------

Less Distributions From:
Net Investment Income                                           (.0353)         (.0058)
Net Capital Gains                                                   --          (.0000)
                                                               -------         -------
Total Distributions                                             (.0353)         (.0058)
                                                               -------         -------
Net Asset Value, End of Period                                 $1.0000         $1.0000
                                                               -------         -------
Total Return/+//+/                                               +3.59%          +0.58%**

Ratios/Supplemental Data
Net Assets, End of Period (in millions)                        $ 831.9         $ 701.8
Ratio of Gross Expenses to Average Net Assets#                     .28%            .32%*
Ratio of Net Expenses to Average Net Assets/++/                    .28%            .31%*
Ratio of Net Investment Income (Loss) to Average Net Assets       3.57%           2.23%*

See Notes to Financial Highlights

Notes to Financial Highlights Institutional Liquidity Series

/+/The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of its corresponding Portfolio's income and expenses (except for the period from February 9, 2001 to December 29, 2004 for Institutional Cash when it was organized in a multiple class structure).

/+//+/Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower if Management had not waived certain expenses (see Note B of Notes to Financial Statements).

# The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

/++/After waiver of a portion of the investment management fee (see Note B of Notes to Financial Statements). Had Management not undertaken such action, the annualized ratio of net expenses to average daily net assets would have been:

                               Year Ended        Period from
                                March 31,   November 1, 2004
                                     2006  to March 31, 2005
Institutional Cash Trust Class        .30%               .30%

                               Year Ended        Period from
                                March 31,  December 27, 2004
                                     2006  to March 31, 2005
Prime Money Trust Class               .30%               .33%

   (S) Performance prior to the reorganization date of December 30, 2004 shown is that of the predecessor fund, the Neuberger Berman Institutional Cash Fund Trust Class.

    ^  The date investment operations commenced.

    *  Annualized.

    ** Not annualized.

    ^^ The Board of Trustees adopted a change in the Trust's fiscal year end date to March 31. Prior to March 31, 2005 the Trust's fiscal year end was October 31.

                                                NEUBERGER BERMAN MARCH 31, 2006

Report of Ernst & Young, Independent Registered Public Accounting Firm

To the Board of Trustees of
Neuberger Berman Institutional Liquidity Series and
Shareholders of Neuberger Berman Institutional Cash Fund:

We have audited the accompanying statement of assets and liabilities of Neuberger Berman Institutional Cash Fund (one of the series constituting Neuberger Berman Institutional Liquidity Series) (the "Fund"), as of March 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for the year ended March 31, 2006, the period from November 1, 2004 to March 31, 2005 and for the year ended
October 31, 2004, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Neuberger Berman Institutional Cash Fund, a series of the Neuberger Berman Institutional Liquidity Series, at March 31, 2006, the results of its operations for the year then ended, the changes in its net assets for the year ended March 31, 2006, the period from November 1, 2004 to March 31, 2005 and the year ended October 31, 2004, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                          /s/ Ernst & Young LLP

Boston, Massachusetts
May 5, 2006

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of
Neuberger Berman Institutional Liquidity Series and
Shareholders of Neuberger Berman Prime Money Fund

We have audited the accompanying statement of assets and liabilities of Neuberger Berman Prime Money Fund (the "Fund"), a series of Neuberger Berman Institutional Liquidity Series, as of March 31, 2006, the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period from December 27, 2004 to March 31, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Neuberger Berman Prime Money Fund as of March 31, 2006, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period December 27, 2004 to March 31, 2005, in conformity with accounting principles generally accepted in the United States of America.

                                          TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
May 5, 2006

                                                NEUBERGER BERMAN MARCH 31, 2006

Schedule of Investments Institutional Liquidity Portfolio

Principal Amount                                                               Rating/(S)/    Value/+//+/
(000's omitted)                                                                Moody's S&P  (000's omitted)

U.S. Government Agency Securities (0.4%)
$10,000 Federal Home Loan Bank, Bonds, 3.13%, due 9/15/06                        AGY   AGY    $    9,963
                                                                                              ----------
Certificates of Deposit (14.5%)
 10,000 Barclays Bank, Euro CD, 4.70%, due 7/19/06                               P-1   A-1+        9,976
 20,000 BNP Paribas London, Euro CD, 5.09%, due 12/13/06                         P-1   A-1+       19,992
 12,000 Calyon NY, Yankee CD, 5.03%, due 12/6/06                                 P-1   A-1+       12,000
 10,000 Canadian Imperial Bank NY, Floating Rate Yankee CD, 4.60%, due
        4/4/06                                                                   P-1   A-1        10,000(mu)
 35,000 Credit Suisse First Boston NY, Yankee CD, 4.50%, due 4/4/06              P-1   A-1        35,000
 20,000 First Tennessee Bank, CD, 4.65%, due 4/25/06                             P-1   A-1        20,000
 20,000 First Tennessee Bank, Floating Rate CD, 4.69%, due 5/15/06               P-1   A-1        20,000(mu)
 50,000 HBOS Treasury Services, Yankee CD, 4.71%, due 10/12/06                   P-1   A-1+       50,000
 55,000 Natexis Banques Populaires NY, Yankee CD, 4.71% & 4.86%, due 11/3/06
        & 11/6/06                                                                P-1   A-1+       55,000
  5,000 Royal Bank of Scotland NY, Yankee CD, 4.52%, due
        4/21/06                                                                  P-1   A-1+        5,000
 25,000 Societe Generale NY, Floating Rate Yankee CD, 4.77%, due 4/28/06         P-1   A-1+       24,996(mu)
 40,000 Svenska Handelsbanken AB, Yankee CD, 4.69% & 4.76%, due 11/6/06 &
        12/18/06                                                                 P-1   A-1+       40,000
 21,500 Unicredito Italiano NY, Floating Rate Yankee CD, 4.48%, due
        4/4/06                                                                   P-1   A-1+       21,494(mu)
                                                                                              ----------
        Total Certificates of Deposit                                                            323,458
                                                                                              ----------
Commercial Paper (48.1%)
 24,000 Ajax Bambino Funding, Inc., 4.81%, due 4/26/06                           P-1   A-1+       23,926
 35,000 Amstel Funding Corp., 4.45% & 4.74%, due 4/10/06 & 5/31/06               P-1   A-1+       34,834**
 30,000 Amstel Funding Corp., 4.20%, due 4/13/06                                 P-1   A-1+       29,965
 38,000 Amsterdam Funding Corp., 4.70%, due 5/16/06                              P-1   A-1        37,787
 25,200 Atlantic Asset Securitization Corp., 4.70%, due 5/9/06                   P-1   A-1        25,082
 20,000 Banque Generale du Luxembourg, 4.80%, due 6/12/06                        P-1   A-1+       19,813
 40,000 Barclays U.S. Funding Corp., 4.43%, due 5/30/06                          P-1   A-1+       39,720
 50,000 Caisse Nationale d'Epargne, 4.43% & 4.61%, due 4/4/06 & 6/27/06          P-1   A-1+       49,725
 37,640 Chariot Funding LLC, 4.55% & 4.56%, due 4/4/06 & 4/10/06                 P-1   A-1        37,620
 50,000 Charta LLC, 4.66%, due 5/15/06                                           P-1   A-1        49,728**
 65,000 Ciesco LLC, 4.60% & 4.68%, due 4/20/06 & 5/1/06                          P-1   A-1+       64,822
 50,000 Crown Point Capital Co., 4.73% & 4.87%, due 4/3/06 & 4/19/06             P-1   A-1        49,947
 48,000 Depfa Bank PLC, 4.62%, due 5/8/06                                        P-1   A-1+       47,785
 65,000 DZ Bank AG, 4.79% & 4.90%, due 4/3/06 & 4/5/06                           P-1   A-1        64,993
 65,000 Eiffel Funding LLC, 4.68% & 4.73%, due 4/25/06 & 5/15/06                 P-1   A-1        64,708
 18,753 Fairway Finance, 4.45%, due 4/10/06                                      P-1   A-1        18,737
 65,000 Grampian Funding LLC, 4.72% & 4.80%, due 5/30/06 & 6/16/06               P-1   A-1+       64,430
 31,091 Ivory Funding Corp., 4.73% & 4.82%, due 5/26/06 & 6/15/06                P-1   A-1        30,853

Schedule of Investments Institutional Liquidity Portfolio cont'd


Principal Amount                                                               Rating/(S)/    Value/+//+/
(000's omitted)                                                                Moody's S&P  (000's omitted)
$17,500 K2 (USA) LLC, 4.86%, due 8/31/06                                         P-1   A-1+   $   17,146
 45,129 Nationwide Building Society, 4.71%, due 5/22/06                          P-1   A-1        44,840
 25,000 Picaros Funding, 4.58%, due 9/8/06                                       P-1   A-1        24,498
 57,252 Regency Markets No.1 LLC, 4.63%-4.70%, due 4/10/06-4/17/06               P-1   A-1        57,172
 22,463 Scaldis Capital LLC, 4.70%, due 5/22/06                                  P-1   A-1+       22,319
 40,000 Sheffield Receivables, 4.62%, due 4/7/06                                 P-1   A-1+       39,979**
 10,000 Sigma Finance, Inc., 4.81%, due 8/31/06                                  P-1   A-1+        9,800
 13,266 Solitaire Funding LLC, 4.47%, due 4/25/06                                P-1   A-1+       13,230
 40,000 Tulip Funding Corp., 4.54%, due 4/24/06                                  P-1   A-1+       39,894
 50,000 Westpac Capital Corp., 4.38%, due 4/21/06                                P-1   A-1+       49,891
                                                                                              ----------
        Total Commercial Paper                                                                 1,073,244
                                                                                              ----------
Time Deposits (1.3%)
 29,500 Key Bank, Grand Cayman, 4.88%, due 4/3/06                                P-1              29,500
                                                                                              ----------
Corporate Debt Securities (29.0%)
 25,000 Bank of America NA, Floating Rate Bank Notes, 4.81%, due 6/7/06          P-1   A-1+       25,000(mu)
  5,000 Bear Stearns Co., Inc., Notes, 6.50%, due 5/1/06                         P-1   A-1         5,010
 20,000 Beta Finance Inc., Guaranteed Floating Rate Medium-Term Notes, 4.76%,
        due 4/18/06                                                              P-1   A-1+       20,007**(mu)
 10,000 BMW US Capital LLC, Notes, 4.15%, due 6/7/06                             P-1   A-1        10,006
  9,000 Caterpillar Financial Services Corp., Senior Notes, 5.95%, due 5/1/06    P-1   A-1         9,015
 14,500 CIT Group, Inc., Floating Rate Medium-Term Senior Notes, 5.15%, due
        6/19/06                                                                  P-1   A-1        14,507(mu)
 30,550 Credit Suisse First Boston, Floating Rate Medium-Term Notes, 4.64%,
        due 4/5/06                                                               P-1   A-1        30,587(mu)
 45,000 EMC, Floater Master Notes, 5.00%, due 6/1/06 & 9/8/06                    P-1   A-1        45,000(mu)
  2,500 General Electric Capital Corp., Floating Rate Medium-Term Notes, Ser.
        A, 4.91%, due 5/12/06                                                    P-1   A-1+        2,501(mu)
 10,000 HSBC Finance Corp., Floating Rate Medium-Term Notes, 5.18%, due 4/3/06   P-1   A-1        10,005(mu)
 15,000 HSBC Finance Corp., Floating Rate Notes, 4.84%, due 4/24/06              P-1   A-1        15,000(mu)
 55,000 JP Morgan, Floater Master Note, 4.63%, due 8/25/06                       P-1   A-1        55,000(mu)
 20,000 K2 (USA) LLC, Guaranteed Floating Rate Medium-Term Notes, 4.88%, due
        6/19/06                                                                  P-1   A-1+       19,998**(mu)
 30,000 Merrill Lynch & Co., Floating Rate Medium-Term Notes, 4.93%, due
        5/30/06                                                                  P-1   A-1        30,038(mu)
 10,495 Merrill Lynch & Co., Floating Rate Euro Medium-Term Notes, 5.16%, due
        6/19/06                                                                  P-1   A-1+       10,500(mu)
 55,000 Morgan Stanley, Floating Rate Senior Notes, 4.66% & 4.89%, due 4/3/06    P-1   A-1        55,000(mu)
  5,250 Morgan Stanley, Floating Rate Notes, 4.78%, due 5/9/06                   P-1   A-1         5,252(mu)
 16,500 Nationwide Building, Floating Rate Senior Notes, 4.74%, due 4/21/06      P-1   A-1        16,507**(mu)
 50,000 Royal Bank of Canada, Floating Rate Medium-Term Notes, 4.60%, due
        4/3/06                                                                   P-1   A-1+       50,000**(mu)

                                                NEUBERGER BERMAN MARCH 31, 2006

Schedule of Investments Institutional Liquidity Portfolio cont'd


Principal Amount                                                               Rating/(S)/    Value/+//+/
(000's omitted)                                                                Moody's S&P  (000's omitted)
$35,000 Sigma Finance Inc., Guaranteed Floating Rate Medium-Term Notes,
        4.60%, due 4/20/06                                                       P-1   A-1+   $   35,004**(mu)
 15,000 Sigma Finance Inc., Medium-Term Notes, 4.83%, due 1/30/07                P-1   A-1+       15,000**
 53,000 Tango Finance Corp., Floating Rate Medium-Term Notes, 4.77%-4.86%,
        due 4/25/06-6/22/06                                                      P-1   A-1+       52,997**(mu)
 25,000 Toyota Motor Credit Corp., Floating Rate Medium-Term Notes, 4.81%,
        due 6/15/06                                                              P-1   A-1+       25,000(mu)
 24,000 Unicredito Italiano PLC, Floating Rate Notes, 4.70%, due 4/10/06         P-1   A-1        24,000**(mu)
 20,000 Wal-Mart Stores, Notes, 5.59%, due 6/1/06                                P-1   A-1+       20,031
 45,000 Wells Fargo & Co., Floating Rate Notes, 4.74%, due 4/18/06               P-1   A-1+       45,002**(mu)
                                                                                              ----------
        Total Corporate Debt Securities                                                          645,967
                                                                                              ----------
Asset-Backed Securities (0.5%)
  2,807 Capital One Auto Finance Trust, Ser. 2005-C, Class A1, 4.10%, due
        10/15/06                                                                 P-1   A-1+        2,807
  7,462 RMAC PLC, Floating Rate Bonds, Ser. 2004-NS2A, Class A1, 4.72%, due
        4/12/06                                                                  P-1   A-1+        7,462**(mu)
                                                                                              ----------
        Total Asset-Backed Securities                                                             10,269
                                                                                              ----------
Promissory Notes (2.2%)
 50,000 Goldman Sachs Group, 4.44% & 4.61%, due 4/3/06                           P-1   A-1        50,000(mu)
                                                                                              ----------
Repurchase Agreement (3.6%)
 80,000 Merrill Lynch Repurchase Agreement, 4.82%, due 4/3/06, dated 3/31/06,
        Maturity Value $80,032, Collateralized by $40,382 Freddie Mac,
        5.00%-6.00%, due 2/1/26 & 3/1/36 and by $44,132, Fannie Mae,
        4.50%-5.50%, due 3/1/33-9/1/35 (Collateral Value $81,604)                                 80,000
                                                                                              ----------

        Total Investments (99.6%)                                                              2,222,401

        Cash, receivables and other assets, less liabilities (0.4%)                                8,121
                                                                                              ----------

        Total Net Assets (100.0%)                                                             $2,230,522
                                                                                              ----------

See Notes to Schedule of Investments

Schedule of Investments Prime Portfolio

Principal Amount                                                                Rating/(S)/    Value/+//+/
(000's omitted)                                                                 Moody's S&P  (000's omitted)

U.S. Government Agency Securities (0.3%)
$ 10,000 Federal Home Loan Bank, Bonds, 3.13%, due 9/15/06                        AGY   AGY    $    9,963
                                                                                               ----------
Certificates of Deposit (7.4%)
  17,500 Barclays Bank NY, Floating Rate Yankee CD, 4.72%, due 4/21/06            P-1   A-1+       17,500(mu)
  25,000 BNP Paribas London, Euro CD, 5.09%, due 12/13/06                         P-1   A-1+       24,990
  10,000 Calyon NY, Yankee CD, 5.03%, due 12/6/06                                 P-1   A-1+       10,000
  25,000 Credit Suisse First Boston NY, Floating Rate Yankee CD, 4.74%,
         due 5/10/06                                                              P-1   A-1        25,001(mu)
  15,000 First Tennessee Bank, CD, 4.65%, due 4/25/06                             P-1   A-1        15,000
  15,000 First Tennessee Bank, Floating Rate CD, 4.69%, due 5/15/06               P-1   A-1        15,000(mu)
  30,000 Royal Bank of Scotland NY, Medium-Term Yankee CD, 4.31%, due 9/29/06     P-1   A-1+       30,000
  38,200 Suntrust Bank, Floating Rate CD, 4.75%, due 5/17/06                      P-1   A-1        38,201(mu)
  20,000 Svenska Handelsbanken NY, Yankee CD, 4.69%, due 11/6/06                  P-1   A-1+       20,000
  20,000 Unicredito Italiano NY, Floating Rate Yankee CD, 4.77%, due 6/1/06       P-1   A-1+       19,994(mu)
  20,000 Unicredito Italiano NY, Yankee CD, 4.89%, due 6/20/06                    P-1   A-1+       20,000
                                                                                               ----------
         Total Certificates of Deposit                                                            235,686
                                                                                               ----------
Commercial Paper (58.5%)
  32,000 Ajax Bambino Funding, Inc., 4.81%, due 4/26/06                           P-1   A-1+       31,902
  50,000 Amstel Funding Corp., 4.59%, due 4/28/06                                 P-1   A-1+       49,841
  15,000 Amstel Funding Corp., 4.74%, due 5/31/06                                 P-1   A-1+       14,885**
  13,000 Amsterdam Funding Corp., 4.76%, due 5/15/06                              P-1   A-1        12,928
  30,000 Atlantic Asset Securitization Corp., 4.77%, due 4/4/06                   P-1   A-1        29,996**
  27,730 Atlantic Asset Securitization Corp., 4.85%, due 5/30/06                  P-1   A-1        27,517
  29,300 Bank of Ireland, 4.57%, due 4/25/06                                      P-1   A-1        29,218**
  20,000 Banque Generale du Luxembourg, 4.80%, due 6/12/06                        P-1   A-1+       19,813
  50,000 Barclays U.S. Funding Corp., 4.81%, due 5/30/06                          P-1   A-1+       49,619
  38,826 Barton Capital Corp., 4.71%, due 5/8/06                                  P-1   A-1+       38,648**
  25,000 Beta Finance, Inc., 4.52%, due 4/21/06                                   P-1   A-1+       24,943
  65,000 Caisse Nationale d'Epargne, 4.43% & 4.61%, due 4/4/06 & 6/27/06          P-1   A-1+       64,831
  75,342 Chariot Funding LLC, 4.63%, due 4/12/06                                  P-1   A-1        75,255
  54,500 Charta LLC, 4.59% & 4.81%, due 4/7/06 & 5/22/06                          P-1   A-1        54,321
  30,000 Charta LLC, 4.76%, due 5/15/06                                           P-1   A-1        29,833**
  25,000 Ciesco LLC, 4.68%, due 5/1/06                                            P-1   A-1+       24,909
  20,000 Citigroup Funding, Inc., 4.67%, due 5/15/06                              P-1   A-1+       19,891
  75,000 CRC Funding LLC, 4.76% & 4.85%, due 5/18/06 & 6/2/06                     P-1   A-1+       74,447
  65,934 Crown Point Capital Co., 4.73%-4.78%, due 4/4/06-4/19/06                 P-1   A-1        65,845
  40,000 Depfa Bank PLC, 4.56% & 4.67%, due 5/18/06 & 7/10/06                     P-1   A-1+       39,602
  25,000 Dexia Delaware LLC, 4.43%, due 4/5/06                                    P-1   A-1+       24,994
  80,000 DZ Bank AG, 4.76%-4.89%, due 4/11/06-6/29/06                             P-1   A-1        79,666
  57,542 Eiffel Funding LLC, 4.66%-4.75%, due 4/19/06-5/2/06                      P-1   A-1        57,383
  17,750 Fairway Finance, 4.57%, due 4/3/06                                       P-1   A-1        17,750
  45,502 Fairway Finance, 4.74%, due 4/18/06                                      P-1   A-1        45,412**
  26,430 Galleon Capital LLC, 4.63%, due 4/3/06                                   P-1   A-1        26,430**

                                                NEUBERGER BERMAN MARCH 31, 2006

Schedule of Investments Prime Portfolio cont'd

Principal Amount                                                                Rating/(S)/    Value/+//+/
(000's omitted)                                                                 Moody's S&P  (000's omitted)
$ 48,975 Grampian Funding LLC, 4.43%-4.92%, due 4/3/06-8/3/06                     P-1   A-1+   $   48,720
  22,000 Grampian Funding LLC, 4.45%, due 4/13/06                                 P-1   A-1+       21,973**
  29,921 Ivory Funding Corp., 4.83% & 4.84%, due 6/15/06 & 6/16/06                P-1   A-1        29,625
  15,000 K2 (USA) LLC, 4.86%, due 8/31/06                                         P-1   A-1+       14,696
  25,000 Kitty Hawk Funding Corp., 4.78%, due 5/18/06                             P-1   A-1+       24,851
  30,000 Morgan Stanley, 4.86%, due 4/17/06                                       P-1   A-1        30,000
  34,848 Old Line Funding Corp., 4.75%, due 5/10/06                               P-1   A-1+       34,678
  65,000 Picaros Funding, 4.77% & 4.78%, due 4/27/06                              P-1   A-1        64,793
  70,000 Rabobank USA Financial Corp., 4.43% & 4.76%, due 4/6/06 & 5/15/06        P-1   A-1+       69,877
  76,074 Regency Markets No.1 LLC, 4.52%-4.78%, due 4/17/06- 4/26/06              P-1   A-1        75,914
  24,257 Scaldis Capital LLC, 4.49%, due 4/13/06                                  P-1   A-1+       24,227
  33,594 Sheffield Receivables, 4.52% & 4.75%, due 4/24/06 & 6/15/06              P-1   A-1+       33,381
  50,000 Societe Generale NA, Inc., 4.77%, due 4/6/06                             P-1   A-1+       49,980
  55,605 Solitaire Funding LLC, 4.75%, due 5/23/06                                P-1   A-1+       55,238
  50,000 Svenska Handelsbanken, 4.57% & 4.88%, due 4/28/06 & 9/15/06              P-1   A-1+       49,553
  11,897 Thunder Bay Funding, Inc., 4.57%, due 4/4/06                             P-1   A-1        11,895
  30,000 Tulip Funding Corp., 4.54%, due 4/24/06                                  P-1   A-1+       29,921
  60,000 UBS Finance (Delaware) LLC, 4.60% & 4.78%, due 5/22/06 & 5/24/06         P-1   A-1+       59,609
  38,100 Unicredito Italiano, 4.67%, due 5/15/06                                  P-1   A-1        37,892
  50,000 Westpac Capital Corp., 4.42% & 4.88%, due 4/21/06 & 6/30/06              P-1   A-1+       49,647
  32,386 Yorktown Capital LLC, 4.83%, due 4/7/06                                  P-1   A-1+       32,369
                                                                                               ----------
         Total Commercial Paper                                                                 1,878,718
                                                                                               ----------
Time Deposits (1.6%)
  50,500 Key Bank, Grand Cayman, 4.88%, due 4/3/06                                P-1              50,500
                                                                                               ----------
Corporate Debt Securities (20.3%)
  21,900 American Express Credit Corp., Floating Rate Senior Notes, 4.92%, due
         4/18/06                                                                  P-1   A-1        21,905(mu)
  15,000 Bank of America NA, Floating Rate Bank Notes, 4.81%, due 6/7/06          P-1   A-1+       15,000(mu)
  25,000 Beta Finance, Inc., Guaranteed Floating Rate Medium-Term Notes,
         4.73%, due 4/18/06                                                       P-1   A-1+       25,002**(mu)
  26,470 Credit Suisse First Boston, Floating Rate Medium-Term Notes,
         5.21%, due 6/19/06                                                       P-1   A-1        26,486(mu)
  30,000 Dorada Finance, Inc., Floating Rate Medium-Term Notes, 4.71%, due
         4/18/06                                                                  P-1   A-1+       30,000**(mu)
  45,000 EMC, Floater Master Notes, 5.00%, due 6/1/06 & 9/8/06                    P-1   A-1        45,000(mu)
  26,000 General Electric Capital Corp., Floating Rate Medium-Term Notes,
         Ser. A, 4.91%, due 5/12/06                                               P-1   A-1+       26,006(mu)
  40,000 HBOS Treasury Services PLC, Guaranteed Floating Rate Notes,
         4.80%, due 5/25/06                                                       P-1   A-1+       40,006**(mu)
  55,000 K2 (USA) LLC, Guaranteed Floating Rate Medium-Term Notes,
         4.80%-5.07%, due 4/3/06-6/19/06                                          P-1   A-1+       54,999**(mu)

Schedule of Investments Prime Portfolio cont'd

Principal Amount                                                                Rating/(S)/    Value/+//+/
(000's omitted)                                                                 Moody's S&P  (000's omitted)
$ 37,500 Links Finance LLC, Floating Rate Medium-Term Notes, 4.61%-
         5.07%, due 4/3/06-5/24/06                                                P-1   A-1+   $   37,500**(mu)
  10,000 Merrill Lynch & Co., Floating Rate Medium-Term Notes, 4.93%, due
         5/30/06                                                                  P-1   A-1        10,012(mu)
  20,000 Natexis Banques Populaires, Floating Rate Medium-Term Notes,
         4.73%, due 4/18/06                                                       P-1   A-1        20,000**(mu)
  50,000 Parkland (USA) LLC, Floating Rate Medium-Term Notes, 4.88% &
         4.94%, due 6/15/06 & 6/29/06                                             P-1   A-1+       50,000**(mu)
  40,000 Royal Bank of Canada, Floating Rate Medium-Term Notes, 4.60%, due
         4/3/06                                                                   P-1   A-1+       40,000**(mu)
  65,000 Sigma Finance, Inc., Guaranteed Floating Rate Medium-Term Notes,
         4.60%-4.87%, due 4/13/06-6/15/06                                         P-1   A-1+       65,001**(mu)
   9,000 Sigma Finance, Inc., Medium-Term Notes, 4.83%, due 1/30/07               P-1   A-1+        9,000**
  57,000 Tango Finance Corp., Floating Rate Medium-Term Notes, 4.82% & 4.88%,
         due 3/27/06 & 6/12/06                                                    P-1   A-1+       56,998**(mu)
  25,000 Toyota Motor Credit Corp., Floating Rate Medium-Term Notes,
         4.81%, due 6/15/06                                                       P-1   A-1+       25,000(mu)
  15,000 Wachovia Corp., Notes, 4.95%, due 11/1/06                                P-1   A-1        15,017
  10,000 Wal-Mart Stores, Notes, 5.59%, due 6/1/06                                P-1   A-1+       10,016
  28,000 Wells Fargo & Co., Floating Rate Notes, 4.74%, due 4/18/06               P-1   A-1+       28,001**(mu)
                                                                                               ----------
         Total Corporate Debt Securities                                                          650,949
                                                                                               ----------
Asset-Backed Securities (0.5%)
   2,386 Capital One Auto Finance Trust, Ser. 2005-C, Class A1, 4.10%, due
         10/15/06                                                                 P-1   A-1+        2,386
   6,320 Honda Auto Receivables Owner Trust, Ser. 2005-6, Class A1, 4.51%, due
         12/18/06                                                                 P-1   A-1         6,320
   5,970 RMAC PLC, Floating Rate Bonds, Ser. 2004-NS2A, Class A1, 4.72%, due
         4/12/06                                                                  P-1   A-1+        5,969**(mu)
                                                                                               ----------
         Total Asset-Backed Securities                                                             14,675
                                                                                               ----------
Promissory Notes (1.2%)
  40,000 Goldman Sachs Group, 4.47%, due 4/3/06                                   P-1   A-1        40,000(mu)
                                                                                               ----------
Repurchase Agreements (10.0%)
 320,000 Merrill Lynch Repurchase Agreement, 4.82%, due 4/3/06, dated 3/31/06,
         Maturity Value $320,129, Collateralized by $91,537, Freddie Mac,
         4.00%-6.00%, due 2/1/10-11/1/21 and by $242,231, Fannie Mae,
         4.50%-6.50%, due 3/1/13-8/1/35 (Collateral Value $326,402)                               320,000
                                                                                               ----------

         Total Investments (99.8%)                                                              3,200,491

         Cash, receivables and other assets, less liabilities (0.2%)                                5,708
                                                                                               ----------

         Total Net Assets (100.0%)                                                             $3,206,199
                                                                                               ----------

See Notes to Schedule of Investments

                                                NEUBERGER BERMAN MARCH 31, 2006

Notes to Schedule of Investments Institutional Liquidity Trust


/+//+/ Investment securities are valued at amortized cost, which approximates
       U.S. federal income tax cost.
** Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A and have been deemed by the investment manager to be liquid. At March 31, 2006, these securities amounted to $410,518,000 or 18.4% of net assets for Institutional Liquidity Portfolio and $698,871,000 or 21.8% of net assets for Prime Portfolio.
(mu) Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of March 31, 2006.
/(S)/  Credit ratings are unaudited.

See Notes to Financial Statements

Statements of Assets and Liabilities


                                                                                   ----------------------------------

Institutional Liquidity Trust                                                      Institutional Liquidity      Prime
(000's omitted)                                                                                  Portfolio  Portfolio
Assets
    Investments in securities, at value* (Note A)--see Schedule of Investments:
    Unaffiliated issuers                                                                        $2,222,401 $3,200,491
    Cash                                                                                               313        387
    Interest receivable                                                                              7,986      5,497
    Prepaid expenses                                                                                    93         83
Total Assets                                                                                     2,230,793  3,206,458
Liabilities
    Payable to investment manager-net (Note B)                                                         172        218
    Accrued expenses and other payables                                                                 99         41
Total Liabilities                                                                                      271        259
Net Assets Applicable to Investors' Beneficial Interests                                        $2,230,522 $3,206,199
Net Assets consist of:
    Paid-in capital                                                                             $2,230,522 $3,206,199
*Cost of investments:
    Unaffiliated issuers                                                                        $2,222,401 $3,200,491

See Notes to Financial Statements

                             NEUBERGER BERMAN FOR THE YEAR ENDED MARCH 31, 2006

Statements of Operations

                                                                      -----------------------------------

Institutional Liquidity Trust                                         Institutional Liquidity      Prime
                                                                                    Portfolio  Portfolio
(000's omitted)
Investment Income
Income:
Interest income--unaffiliated issuers (Note A)                                        $85,399    $78,909
Expenses:
Investment management fee (Note B)                                                      2,249      2,033
Audit fees                                                                                 26         11
Custodian fees (Note B)                                                                   483        423
Insurance expense                                                                          44         14
Legal fees                                                                                  6         10
Registration and filing fees                                                                8          8
Shareholder reports                                                                         9          3
Trustees' fees and expenses                                                                28         28
Miscellaneous                                                                              39         23
Total expenses                                                                          2,892      2,553

Investment management fee waived (Note B)                                                (450)      (407)
Expenses reduced by custodian fee expense offset arrangement (Note B)                     (18)       (40)
Total net expenses                                                                      2,424      2,106
Net investment income                                                                  82,975     76,803
Realized and Unrealized Gain (Loss) on Investments (Note A)
Net realized gain (loss) on:
     Sales of investment securities of unaffiliated issuers                               (56)       (78)
Net increase (decrease) in net assets resulting from operations                       $82,919    $76,725

See Notes to Financial Statements

Statements of Changes in Net Assets


                                                                   Institutional Liquidity Portfolio
                                                                   ----------------------------------

Institutional Liquidity Trust                                                          Period from
                                                                                      December 30,
                                                                                              2004
                                                                           Year      (Commencement
                                                                          Ended  of Operations) to
                                                                      March 31,          March 31,
                                                                           2006               2005
(000's omitted)
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)                                       $    82,975         $    14,291
Net realized gain (loss) on investments                                    (56)                (20)
Net increase (decrease) in net assets resulting from operations         82,919              14,271
Transactions in Investors' Beneficial Interest:
Contributions from initial capitalization                                   --                  --
Contributions                                                        4,162,855           3,725,172
Withdrawals                                                         (4,433,678)         (1,321,017)
Net increase (decrease) from transactions in investors' beneficial
 interest                                                             (270,823)          2,404,155
Net Increase (Decrease) in Net Assets                                 (187,904)          2,418,426
Net Assets:
Beginning of period                                                  2,418,426                  --
End of period                                                      $ 2,230,522         $ 2,418,426

                                                                           Prime Portfolio
                                                                   --------------------------------

Institutional Liquidity Trust                                                          Period from
                                                                                      December 27,
                                                                                              2004
                                                                            Year     (Commencement
                                                                           Ended of Operations) to
                                                                       March 31,         March 31,
                                                                            2006              2005
(000's omitted)
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)                                       $     76,803        $     7,398
Net realized gain (loss) on investments                                     (78)                 3
Net increase (decrease) in net assets resulting from operations          76,725              7,401
Transactions in Investors' Beneficial Interest:
Contributions from initial capitalization                                    --                200
Contributions                                                        14,573,443          2,953,621
Withdrawals                                                         (12,721,501)        (1,683,690)
Net increase (decrease) from transactions in investors' beneficial
 interest                                                             1,851,942          1,270,131
Net Increase (Decrease) in Net Assets                                 1,928,667          1,277,532
Net Assets:
Beginning of period                                                   1,277,532                 --
End of period                                                      $  3,206,199        $ 1,277,532

See Notes to Financial Statements

Notes to Financial Statements Institutional Liquidity Trust

     Note A--Summary of Significant Accounting Policies:

1 General: The Institutional Liquidity Portfolio ("Institutional Liquidity") and the Prime Portfolio ("Prime") (individually a "Portfolio," collectively, the "Portfolios") are separate operating series of Institutional Liquidity Trust (the "Trust"), a Delaware statutory trust organized pursuant to a Trust Instrument dated October 1, 2004. The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. Institutional Liquidity had no operations until December 30, 2004 other than matters relating to its organization. Prime had no operations until December 27, 2004 other than matters relating to its organization and the contribution of beneficial interest on December 22, 2004 from the Lehman Brothers Prime Money Fund and the Neuberger Berman Prime Money Fund of $100,000 and $100,000, respectively.

     Other regulated investment companies sponsored by Neuberger Berman Management Inc. ("Management"), the Portfolios' investment manager and Lehman Brothers Asset Management Inc. ("LBAM"), the sub-adviser to the Portfolios, whose financial statements are not presented herein, also invest in the Portfolios.

     The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other series of the Trust.

     The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

2 Portfolio valuation: Investment securities are valued as indicated in the notes following the Portfolios' Schedule of Investments.

3 Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount (adjusted for original issue discount, where applicable), and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost and stated separately in the Statements of Operations.

4 Income tax information: It is the policy of the Portfolios to comply with the requirements of the Internal Revenue Code. It is also the policy of the Portfolios to conduct their operations so that each of its investors will continue to qualify as a regulated investment company. Each Portfolio will be treated as a partnership for U.S. federal income tax purposes and is therefore not subject to U.S. federal income tax.

5 Concentration of risk: Each Portfolio normally concentrates in the financial services industries; therefore, factors influencing the health of those industries could have a significant negative effect on the Portfolios' performance. These may include economic trends, governmental action, changes in interest rates, as well as the availability and cost of capital funds.

Notes to Financial Statements Institutional Liquidity Trust cont'd

6 Expense allocation: Certain expenses are applicable to multiple portfolios. Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses of the Trust that are not directly attributed to a Portfolio are allocated among the Portfolios, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Portfolios can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributed to a Portfolio or the Trust, are allocated among the Portfolios and the other investment companies in the complex or series thereof, on the basis of relative net assets, except where a more appropriate allocation of expenses to each investment company in the complex or series thereof can otherwise be made fairly.

7 Repurchase agreements: Each Portfolio may enter into repurchase agreements with institutions that Management has determined are creditworthy. Each repurchase agreement is recorded at cost. Each Portfolio requires that the securities purchased in a repurchase agreement be transferred to the custodian in a manner sufficient to enable the Portfolio to assert a perfected security interest in those securities in the event of a default under the repurchase agreement. Each Portfolio monitors, on a daily basis, the value of the securities transferred to ensure that their value, including accrued interest, is greater than amounts owed to the Portfolio under each such repurchase agreement.

8 Indemnifications: Like many other companies, the Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

     Note B--Management Fees and Other Transactions with Affiliates:

     Each Portfolio retains Management as its investment manager under a Management Agreement. For such investment management services, each Portfolio pays Management a fee at the annual rate of 0.10% of its average daily net assets. Management has voluntarily agreed to waive its management fee in the amount of 0.02% of the average daily net assets of each Portfolio. These undertakings are terminable by Management upon notice to the Portfolios. For the year ended March 31, 2006, such waived fees amounted to $449,755 for Institutional Liquidity and $406,688 for Prime.

     Management and LBAM, the sub-adviser to the Portfolios, are wholly-owned subsidiaries of Lehman Brothers Holdings Inc., a publicly-owned holding company. LBAM is retained by Management to provide day-to-day investment management services. LBAM, as sub-adviser to each Portfolio, receives a monthly fee paid by Management, based on an annual rate of each Portfolio's average daily net assets. The Portfolios do not pay a fee directly to LBAM for such services. As investment adviser, Management is responsible for overseeing the investment activities of LBAM. Several individuals who are officers and/or Trustees of the Trust are also employees of LBAM and/or Management.

                                                NEUBERGER BERMAN MARCH 31, 2006


     Each Portfolio has an expense offset arrangement in connection with its custodian contract. For the year ended March 31, 2006, the impact of this arrangement was a reduction of expenses of $18,363 for Institutional Liquidity and $40,091 for Prime.

     Note C--Securities Transactions:

     All securities transactions for Institutional Liquidity and Prime were short-term.

Financial Highlights Institutional Liquidity Portfolio

                                                             Period from
                                        Year Ended    December 30, 2004^
                                         March 31,          to March 31,
                                        ------------  ---------------------


                                              2006                  2005

Ratios to Average Net Assets:
Gross Expenses#                                .11%                  .11%*
Net Expenses/++/                               .11%                  .11%*
Net Investment Income (Loss)                  3.72%                 2.38%*
Total Return/+/                              +3.87%                +0.63%**
Net Assets, End of Period (in millions)   $2,230.5              $2,418.4

See Notes to Financial Highlights

                                                NEUBERGER BERMAN MARCH 31, 2006

Financial Highlights Prime Portfolio

                                                             Period from
                                        Year Ended    December 27, 2004^
                                         March 31,          to March 31,
                                        ------------  ---------------------


                                              2006                  2005

Ratios to Average Net Assets:
Gross Expenses#                                .11%                  .12%*
Net Expenses/++/                               .10%                  .11%*
Net Investment Income (Loss)                  3.78%                 2.43%*
Total Return/+/                              +3.87%                +0.66%**
Net Assets, End of Period (in millions)   $3,206.2              $1,277.5

See Notes to Financial Highlights

Notes to Financial Highlights Institutional Liquidity Trust


# The Portfolio is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

/++/After waiver of a portion of the investment management fee by Management.
    Had Management not undertaken such action, the annualized ratios of net expenses to average daily net assets would have been:

                                  Year Ended Period Ended
                                   March 31,    March 31,
                                        2006         2005
Institutional Liquidity Portfolio       .13%         .13%/(1)/
Prime Portfolio                         .12%         .13%/(2)/

   (1) Period from December 30, 2004 (commencement of operations) to March 31, 2005.

   (2) Period from December 27, 2004 (commencement of operations) to March 31, 2005.

   /+/ Total return for the Portfolio has been calculated based on the total return for the feeder funds that invest all of their net investable assets in the Portfolio. Total return assumes all distributions were reinvested and adjusted for the difference in expenses as set forth in the Notes to the Financial Statements. Results represent past performance and do not guarantee future results. Current returns may be lower or higher than the performance data quoted. Total return would have been lower had Management not waived a portion of the investment management fee.

    ^  The date investment operations commenced.

    *  Annualized.

    ** Not annualized.

                                                NEUBERGER BERMAN MARCH 31, 2006

Report of Ernst & Young, Independent Registered Public Accounting Firm

To the Board of Trustees of Institutional Liquidity Trust and
Owners of Beneficial Interest of Institutional Liquidity Portfolio:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Institutional Liquidity Portfolio (one of the series constituting Institutional Liquidity Trust) (the "Portfolio"), as of March 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year ended March 31, 2006 and the period from December 30, 2004 (commencement of operations) to March 31, 2005. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Institutional Liquidity Portfolio, a series of the Institutional Liquidity Trust, at March 31, 2006, the results of its operations for the year then ended, the changes in its net assets and its financial highlights for the year ended March 31, 2006 and for the period from December 30, 2004 (commencement of operations) to March 31, 2005, in conformity with U.S. generally accepted accounting principles.

                                          /s/ Ernst & Young LLP

Boston, Massachusetts
May 5, 2006

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of
Institutional Liquidity Trust and
Owners of Beneficial Interest of Prime Portfolio

We have audited the accompanying statement of assets and liabilities of Prime Portfolio (the "Portfolio"), a series of Institutional Liquidity Trust, including the schedule of investments, as of March 31, 2006, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period from December 27, 2004 to March 31, 2005. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2006, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Prime Portfolio as of March 31, 2006, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period December 27, 2004 to March 31, 2005, in conformity with accounting principles generally accepted in the United States of America.

                                          TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
May 5, 2006

                                                NEUBERGER BERMAN MARCH 31, 2006

Directory

Investment Manager, Administrator and Distributor
Neuberger Berman Management Inc.
605 Third Avenue, 2nd Floor
New York, NY 10158-0180
800.877.9700 or 212.476.8800
Institutional Services 800.366.6264

Sub-Adviser
Lehman Brothers Asset Management Inc.
745 Seventh Avenue
New York, NY 10019

Custodian and Shareholder Servicing Agent
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Address correspondence to:
Neuberger Berman Funds
Institutional Services
605 Third Avenue Mail Drop 2-7
New York, NY 10158-0180

Legal Counsel
Kirkpatrick & Lockhart Nicholson Graham LLP
1601 K Street, NW
Washington, DC 20006

Independent Registered Public Accounting Firms
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Tait, Weller & Baker LLP
1818 Market Street
Suite 2400
Philadelphia, PA 19103

Trustee and Officer Information

The following tables set forth information concerning the trustees and officers of the Trust. All persons named as trustees and officers also serve in similar capacities for other funds administered or managed by Neuberger Berman Management Inc. The Statement of Additional Information includes additional information about fund trustees and is available upon request, without charge, by calling (800) 877-9700.

Information about the Board of Trustees

                                                                                  Number of
                                                                                Portfolios in
                             Position and                                        Fund Complex         Other Directorships
                               Length of                                         Overseen by           Held Outside Fund
Name, Age, and Address/(1)/ Time Served/(2)/   Principal Occupation(s)/(3)/    Fund Trustee/(4)/    Complex by Fund Trustee
------------------------------------------------------------------------------------------------------------------------------

Independent Fund Trustees
------------------------------------------------------------------------------------------------------------------------------

   John Cannon (76)          Trustee since   Consultant; formerly,                    49         Independent Trustee or
                             2004            Chairman, CDC Investment                            Director of three series of
                                             Advisers (registered investment                     Oppenheimer Funds:
                                             adviser), 1993 to January 1999;                     Limited Term New York
                                             formerly, President and Chief                       Municipal Fund, Rochester
                                             Executive Officer, AMA                              Fund Municipals, and
                                             Investment Advisors, an affiliate                   Oppenheimer Convertible
                                             of the American Medical                             Securities Fund since 1992.
                                             Association.
------------------------------------------------------------------------------------------------------------------------------

   Faith Colish (70)         Trustee since   Counsel, Carter Ledyard &                49         Advisory Director, ABA
                             2004            Milburn LLP (law firm) since                        Retirement Funds (formerly,
                                             October 2002; formerly,                             American Bar Retirement
                                             Attorney-at-Law and President,                      Association (ABRA)) since
                                             Faith Colish, A Professional                        1997 (not-for-profit
                                             Corporation, 1980 to 2002.                          membership association).
------------------------------------------------------------------------------------------------------------------------------

   C. Anne Harvey (68)       Trustee since   President, C.A. Harvey                   49         Formerly, President, Board
                             2004            Associates since October 2001;                      of Associates to The National
                                             formerly, Director, AARP, 1978                      Rehabilitation Hospital's
                                             to December 2001.                                   Board of Directors, 2001 to
                                                                                                 2002; formerly, Member,
                                                                                                 Individual Investors Advisory
                                                                                                 Committee to the New York
                                                                                                 Stock Exchange Board of
                                                                                                 Directors, 1998 to June 2002.
------------------------------------------------------------------------------------------------------------------------------

   Barry Hirsch (73)         Trustee since   Attorney-at-Law; formerly,               49         None.
                             2004            Senior Counsel, Loews
                                             Corporation (diversified
                                             financial corporation), May
                                             2002 to April 2003; formerly,
                                             Senior Vice President, Secretary
                                             and General Counsel, Loews
                                             Corporation.
------------------------------------------------------------------------------------------------------------------------------

                                                NEUBERGER BERMAN MARCH 31, 2006

                                                                                  Number of
                                                                                Portfolios in
                             Position and                                        Fund Complex         Other Directorships
                               Length of                                         Overseen by           Held Outside Fund
Name, Age, and Address/(1)/ Time Served/(2)/   Principal Occupation(s)/(3)/    Fund Trustee/(4)/    Complex by Fund Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Robert A. Kavesh (78)      Trustee since   Marcus Nadler Professor                  49         Director, The Caring
                             2004            Emeritus of Finance and                             Community (not-for-profit);
                                             Economics, New York                                 formerly, Director, DEL
                                             University Stern School of                          Laboratories, Inc. (cosmetics
                                             Business; formerly, Executive                       and pharmaceuticals), 1978
                                             Secretary-Treasurer, American                       to 2004; formerly, Director,
                                             Finance Association, 1961 to                        Apple Bank for Savings,
                                             1979.                                               1979 to 1990; formerly,
                                                                                                 Director, Western Pacific
                                                                                                 Industries, Inc., 1972 to 1986
                                                                                                 (public company).
-------------------------------------------------------------------------------------------------------------------------------

  Howard A. Mileaf (69)      Trustee since   Retired; formerly, Vice                  49         Director, Webfinancial
                             2004            President and General Counsel,                      Corporation (holding
                                             WHX Corporation (holding                            company) since December
                                             company), 1993 to 2001.                             2002; formerly, Director
                                                                                                 WHX Corporation (holding
                                                                                                 company), January 2002 to
                                                                                                 June 2005; formerly, Director,
                                                                                                 State Theatre of New Jersey
                                                                                                 (not-for-profit theater), 2000
                                                                                                 to 2005; formerly, Director,
                                                                                                 Kevlin Corporation
                                                                                                 (manufacturer of microwave
                                                                                                 and other products).
-------------------------------------------------------------------------------------------------------------------------------

  Edward I. O'Brien (77)     Trustee since   Formerly, Member, Investment             49         Director, Legg Mason, Inc.
                             2004            Policy Committee, Edward                            (financial services holding
                                             Jones, 1993 to 2001; President,                     company) since 1993;
                                             Securities Industry Association                     formerly, Director, Boston
                                             ("SIA") (securities industry's                      Financial Group (real estate
                                             representative in government                        and tax shelters), 1993 to
                                             relations and regulatory matters                    1999.
                                             at the federal and state levels),
                                             1974 to 1992; Adviser to SIA,
                                             November 1992 to November
                                             1993.
-------------------------------------------------------------------------------------------------------------------------------

  William E. Rulon (73)      Trustee since   Retired; formerly, Senior Vice           49         Formerly, Director, Pro-Kids
                             2004            President, Foodmaker, Inc.                          Golf and Learning Academy
                                             (operator and franchiser of                         (teach golf and computer
                                             restaurants) until January 1997.                    usage to "at risk" children),
                                                                                                 1998 to 2006; formerly,
                                                                                                 Director, Prandium, Inc.
                                                                                                 (restaurants), March 2001 to
                                                                                                 July 2002.

Trustee and Officer Information cont'd

                                                                                  Number of
                                                                                Portfolios in
                             Position and                                        Fund Complex         Other Directorships
                               Length of                                         Overseen by           Held Outside Fund
Name, Age, and Address/(1)/ Time Served/(2)/   Principal Occupation(s)/(3)/    Fund Trustee/(4)/    Complex by Fund Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Cornelius T. Ryan (74)     Trustee since   Founding General Partner,                49         None.
                             2004            Oxford Partners and Oxford
                                             Bioscience Partners (venture
                                             capital investing) and President,
                                             Oxford Venture Corporation
                                             since 1981.
-------------------------------------------------------------------------------------------------------------------------------

  Tom D. Seip (56)           Trustee since   General Partner, Seip                    49         Director, H&R Block, Inc.
                             2004; Lead      Investments LP (a private                           (financial services company)
                             Independent     investment partnership);                            since May 2001; Director,
                             Trustee         formerly, President and CEO,                        America One Foundation
                             beginning       Westaff, Inc. (temporary                            since 1998; formerly,
                             2006            staffing), May 2001 to January                      Director, Forward
                                             2002; formerly, Senior                              Management, Inc. (asset
                                             Executive at the Charles Schwab                     management company), 1999
                                             Corporation, 1983 to 1999,                          to 2006; formerly Director,
                                             including Chief Executive                           E-Bay Zoological Society,
                                             Officer, Charles Schwab                             1999 to 2003; formerly,
                                             Investment Management, Inc.                         Director, General Magic
                                             and Trustee, Schwab Family of                       (voice recognition software),
                                             Funds and Schwab Investments,                       2001 to 2002; formerly,
                                             1997 to 1998, and Executive                         Director, E-Finance
                                             Vice President-Retail                               Corporation (credit
                                             Brokerage, Charles Schwab                           decisioning services), 1999 to
                                             Investment Management, 1994                         2003; formerly, Director,
                                             to 1997.                                            Save-Daily.com (micro
                                                                                                 investing services), 1999 to
                                                                                                 2003.

                                                NEUBERGER BERMAN MARCH 31, 2006

                                                                                Number of
                                                                              Portfolios in
                             Position and                                      Fund Complex        Other Directorships
                               Length of                                       Overseen by          Held Outside Fund
Name, Age, and Address/(1)/ Time Served/(2)/  Principal Occupation(s)/(3)/   Fund Trustee/(4)/   Complex by Fund Trustee
---------------------------------------------------------------------------------------------------------------------------

 Candace L. Straight (58)    Trustee since   Private investor and consultant        49         Director, National Atlantic
                             2004            specializing in the insurance                     Holdings Corporation
                                             industry; formerly, Advisory                      (property and casualty
                                             Director, Securitas Capital LLC                   insurance company) since
                                             (a global private equity                          2004; Director, The
                                             investment firm dedicated to                      Proformance Insurance
                                             making investments in the                         Company (personal lines
                                             insurance sector), 1998 to                        property and casualty
                                             December 2003.                                    insurance company) since
                                                                                               March 2004; formerly,
                                                                                               Director, Providence
                                                                                               Washington Insurance
                                                                                               Company (property and
                                                                                               casualty insurance company),
                                                                                               December 1998 to March
                                                                                               2006; formerly, Director,
                                                                                               Summit Global Partners
                                                                                               (insurance brokerage firm,
                                                                                               2000 to 2005.
---------------------------------------------------------------------------------------------------------------------------

 Peter P. Trapp (61)         Trustee since   Regional Manager for Mid-              49         None.
                             2004            Southern Region, Ford Motor
                                             Credit Company since
                                             September 1997; formerly,
                                             President, Ford Life Insurance
                                             Company, April 1995 to August
                                             1997.

Trustee and Officer Information cont'd

                                                                                  Number of
                                                                                Portfolios in
                             Position and                                        Fund Complex        Other Directorships
                               Length of                                         Overseen by          Held Outside Fund
Name, Age, and Address/(1)/ Time Served/(2)/   Principal Occupation(s)/(3)/    Fund Trustee/(4)/   Complex by Fund Trustee
-----------------------------------------------------------------------------------------------------------------------------

Fund Trustees who are "Interested Persons"
-----------------------------------------------------------------------------------------------------------------------------

  Jack L. Rivkin* (65)       President and   Executive Vice President and             49         Director, Dale Carnegie and
                             Trustee since   Chief Investment Officer,                           Associates, Inc. (private
                             2004            Neuberger Berman Inc. (holding                      company) since 1998;
                                             company) since 2002 and 2003,                       Director, Solbright, Inc.
                                             respectively; Managing Director                     (private company) since
                                             and Chief Investment Officer,                       1998.
                                             Neuberger Berman since
                                             December 2005 and 2003,
                                             respectively; formerly, Executive
                                             Vice President, Neuberger
                                             Berman, December 2002 to
                                             2005; Director and Chairman,
                                             NB Management since
                                             December 2002; formerly,
                                             Executive Vice President,
                                             Citigroup Investments, Inc.,
                                             September 1995 to February
                                             2002; formerly, Executive Vice
                                             President, Citigroup Inc.,
                                             September 1995 to February
                                             2002.
-----------------------------------------------------------------------------------------------------------------------------

  Peter E. Sundman* (47)     Chairman of     Executive Vice President,                49         Director and Vice President,
                             the Board,      Neuberger Berman Inc. (holding                      Neuberger & Berman
                             Chief           company) since 1999; Head of                        Agency, Inc. since 2000;
                             Executive       Neuberger Berman Inc.'s                             formerly, Director,
                             Officer and     Mutual Funds Business (since                        Neuberger Berman Inc.
                             Trustee since   1999) and Institutional Business                    (holding company), October
                             2004            (1999 to October 2005);                             1999 to March 2003;
                                             responsible for Managed                             Trustee, Frost Valley
                                             Accounts Business and                               YMCA; Trustee, College of
                                             intermediary distribution since                     Wooster.
                                             October 1999; President and
                                             Director, NB Management
                                             since 1999; Managing Director,
                                             Neuberger Berman since 2005;
                                             formerly, Executive Vice
                                             President, Neuberger Berman,
                                             1999 to December 2005;
                                             formerly, Principal, Neuberger
                                             Berman, 1997 to 1999; formerly,
                                             Senior Vice President, NB
                                             Management, 1996 to 1999.

                                                NEUBERGER BERMAN MARCH 31, 2006

(1)The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2)Pursuant to the Trust's Trust Instrument, each Fund Trustee shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Fund Trustee may resign by delivering a written resignation; (b) any Fund Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Fund Trustees; (c) any Fund Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Fund Trustees; and (d) any Fund Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

(3)Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

(4)For funds organized in a master-feeder structure, we count the master fund and its associated feeder funds as a single portfolio.

 * Indicates a Fund Trustee who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Rivkin are interested persons of the Trust by virtue of the fact that they are officers and/or directors of Neuberger Berman Management Inc.

Trustee and Officer Information cont'd

Information about the Officers of the Trust

                                     Position and
Name, Age, and Address/(1)/    Length of Time Served/(2)/             Principal Occupation(s)/(3)/
------------------------------------------------------------------------------------------------------------

 Andrew B. Allard (44)      Anti-Money Laundering Compliance Senior Vice President, Neuberger Berman since
                            Officer since 2004               2006; Deputy General Counsel, Neuberger
                                                             Berman since 2004; formerly, Vice President,
                                                             Neuberger Berman, 2000 to 2006; formerly,
                                                             Associate General Counsel, Neuberger
                                                             Berman, 1999 to 2004; formerly, Associate
                                                             General Counsel, NB Management, 1994 to
                                                             1999; Anti-Money Laundering Compliance
                                                             Officer, fifteen registered investment
                                                             companies for which NB Management acts as
                                                             investment manager and administrator (seven
                                                             since 2002, three since 2003, four since 2004
                                                             and one since 2005) and one registered
                                                             investment company for which Lehman
                                                             Brothers Asset Management Inc. acts as
                                                             investment adviser (since 2006).

 Michael J. Bradler (36)    Assistant Treasurer since 2005   Vice President, Neuberger Berman since 2006;
                                                             Employee, NB Management since 1997;
                                                             Assistant Treasurer, fifteen registered
                                                             investment companies for which NB
                                                             Management acts as investment manager and
                                                             administrator (fifteen since 2005) and one
                                                             registered investment company for which
                                                             Lehman Brothers Asset Management Inc. acts
                                                             as investment adviser (since 2006).

 Claudia A. Brandon (49)    Secretary since 2004             Vice President-Mutual Fund Board Relations,
                                                             NB Management since 2000 and Assistant
                                                             Secretary since 2004; Vice President,
                                                             Neuberger Berman since 2002 and Employee
                                                             since 1999; formerly, Vice President, NB
                                                             Management, 1986 to 1999; Secretary, fifteen
                                                             registered investment companies for which NB
                                                             Management acts as investment manager and
                                                             administrator (three since 2000, four since
                                                             2002, three since 2003, four since 2004 and one
                                                             since 2005) and one registered investment
                                                             company for which Lehman Brothers Asset
                                                             Management Inc. acts as investment adviser
                                                             (since 2006).

                                                NEUBERGER BERMAN MARCH 31, 2006

                                       Position and
Name, Age, and Address/(1)/      Length of Time Served/(2)/               Principal Occupation(s)/(3)/
----------------------------------------------------------------------------------------------------------------

  Robert Conti (49)         Vice President since 2004            Senior Vice President, Neuberger Berman since
                                                                 2003; formerly, Vice President, Neuberger
                                                                 Berman, 1999 to 2003; Senior Vice President,
                                                                 NB Management since 2000; formerly,
                                                                 Controller, NB Management, 1994 to 1996;
                                                                 formerly, Treasurer, NB Management, 1996 to
                                                                 1999; Vice President, fifteen registered
                                                                 investment companies for which NB
                                                                 Management acts as investment manager and
                                                                 administrator (three since 2000, four since
                                                                 2002, three since 2003, four since 2004 and one
                                                                 since 2005) and one registered investment
                                                                 company for which Lehman Brothers Asset
                                                                 Management Inc. acts as investment adviser
                                                                 (since 2006).

  Brian J. Gaffney (52)     Vice President since 2004            Managing Director, Neuberger Berman since
                                                                 1999; Senior Vice President, NB Management
                                                                 since 2000; formerly, Vice President, NB
                                                                 Management, 1997 to 1999; Vice President,
                                                                 fifteen registered investment companies for
                                                                 which NB Management acts as investment
                                                                 manager and administrator (three since 2000,
                                                                 four since 2002, three since 2003, four since
                                                                 2004 and one since 2005) and one registered
                                                                 investment company for which Lehman
                                                                 Brothers Asset Management Inc. acts as
                                                                 investment adviser (since 2006).

  Maxine L. Gerson (55)     Chief Legal Officer since 2005 (only Senior Vice President, Neuberger Berman since for purposes of sections 307 and 406 2002; Deputy General Counsel and Assistant
                            of the Sarbanes-Oxley Act of 2002)   Secretary, Neuberger Berman since 2001;
                                                                 formerly, Vice President, Neuberger Berman,
                                                                 2001 to 2002; formerly, Associate General
                                                                 Counsel, Neuberger Berman, 2001; formerly,
                                                                 Counsel, Neuberger Berman, 2000; Secretary
                                                                 and General Counsel, NB Management since
                                                                 2004.

Trustee and Officer Information cont'd

                                        Position and
Name, Age, and Address/(1)/      Length of Time Served/(2)/                Principal Occupation(s)/(3)/
----------------------------------------------------------------------------------------------------------------

  Sheila R. James (40)      Assistant Secretary since 2004        Employee, Neuberger Berman since 1999;
                                                                  formerly, Employee, NB Management, 1991 to
                                                                  1999; Assistant Secretary, fifteen registered
                                                                  investment companies for which NB
                                                                  Management acts as investment manager and
                                                                  administrator (seven since 2002, three since
                                                                  2003, four since 2004 and one since 2005) and
                                                                  one registered investment company for which
                                                                  Lehman Brothers Asset Management Inc. acts
                                                                  as investment adviser (since 2006).

  Kevin Lyons (50)          Assistant Secretary since 2004        Employee, Neuberger Berman since 1999;
                                                                  formerly, Employee, NB Management, 1993 to
                                                                  1999; Assistant Secretary, fifteen registered
                                                                  investment companies for which NB
                                                                  Management acts as investment manager and
                                                                  administrator (ten since 2003, four since 2004
                                                                  and one since 2005) and one registered
                                                                  investment company for which Lehman
                                                                  Brothers Asset Management Inc. acts as
                                                                  investment adviser (since 2006).

  John M. McGovern (36)     Treasurer and Principal Financial and Vice President, Neuberger Berman since 2004;
                            Accounting Officer since 2005; prior  Employee, NB Management since 1993;
                            thereto, Assistant Treasurer since    Treasurer and Principal Financial and
                            2004                                  Accounting Officer, fifteen registered
                                                                  investment companies for which NB
                                                                  Management acts as investment manager and
                                                                  administrator (fifteen since 2005); formerly,
                                                                  Assistant Treasurer, fifteen registered
                                                                  investment companies for which NB
                                                                  Management acts as investment manager and
                                                                  administrator, 2002 to 2005.

  Frank Rosato (35)         Assistant Treasurer since 2005        Vice President, Neuberger Berman since 2006;
                                                                  Employee, NB Management since 1995;
                                                                  Assistant Treasurer, fifteen registered
                                                                  investment companies for which NB
                                                                  Management acts as investment manager and
                                                                  administrator (fifteen since 2005) and one
                                                                  registered investment company for which
                                                                  Lehman Brothers Asset Management Inc. acts
                                                                  as investment adviser (since 2006).

                                                NEUBERGER BERMAN MARCH 31, 2006

                                       Position and
Name, Age, and Address/(1)/     Length of Time Served/(2)/               Principal Occupation(s)/(3)/
--------------------------------------------------------------------------------------------------------------

  Frederic B. Soule (60)    Vice President since 2004           Senior Vice President, Neuberger Berman since
                                                                2003; formerly, Vice President, Neuberger
                                                                Berman, 1999 to 2003; formerly, Vice
                                                                President, NB Management, 1995 to 1999;
                                                                Vice President, fifteen registered investment
                                                                companies for which NB Management acts as
                                                                investment manager and administrator (three
                                                                since 2000, four since 2002, three since 2003,
                                                                four since 2004 and one since 2005) and one
                                                                registered investment company for which
                                                                Lehman Brothers Asset Management Inc. acts
                                                                as investment adviser (since 2006).

  Chamaine Williams (35)    Chief Compliance Officer since 2005 Vice President, Lehman Brothers Inc. since
                                                                2003; Chief Compliance Officer, fifteen
                                                                registered investment companies for which NB
                                                                Management acts as investment manager and
                                                                administrator (fifteen since 2005) and one
                                                                registered investment company for which
                                                                Lehman Brothers Asset Management Inc. acts
                                                                as investment adviser (since 2006); Chief
                                                                Compliance Officer, Lehman Brothers Asset
                                                                Management Inc. since 2003; Chief
                                                                Compliance Officer, Lehman Brothers
                                                                Alternative Investment Management LLC
                                                                since 2003; formerly, Vice President, UBS
                                                                Global Asset Management (US) Inc. (formerly,
                                                                Mitchell Hutchins Asset Management, a
                                                                wholly-owned subsidiary of PaineWebber Inc.),
                                                                1997-2003.

--------

(1)The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2)Pursuant to the By-Laws of the Trust, each officer elected by the Fund Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Fund Trustees and may be removed at any time with or without cause.

(3)Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-800-877-9700 (toll-free) and on the website of the Securities and Exchange Commission, at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge, by calling 1-800-877-9700 (toll-free), on the website of the Securities and Exchange Commission, at www.sec.gov, and on the Trust's website at www.nb.com.

Quarterly Portfolio Schedule

Each Trust files a complete schedule of portfolio holdings for each Fund and Portfolio with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Trust's Forms N-Q are available on the Securities and Exchange Commission's website at www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-800-877-9700 (toll-free).

Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Funds. This report is prepared for the general information of shareholders and is not an offer of shares of the Funds. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

[LOGO] NEUBERGER BERMAN
A Lehman Brothers Company

Neuberger Berman Management Inc.
605 Third Avenue, 2nd Floor
New York, NY  10158-0180
Shareholder Services
800.877.9700
Institutional Services
800.366.6264

www.nbfunds.com



[LOGO] recycle  F0209 05/06

ITEM 2. CODE OF ETHICS

The Board of Neuberger Berman Institutional Liquidity Series ("Registrant") adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions ("Code of Ethics"). A copy of the Code of Ethics is filed as Exhibit 12(a)(1) to this Form N-CSR. The Code of Ethics is also available, without charge, by calling 1-800-877-9700 (toll-free).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board has determined that the Registrant has two audit committee financial experts serving on its audit committee. The Registrant's audit committee financial experts are John Cannon and Howard Mileaf. Mr. Cannon and Mr. Mileaf are independent directors as defined by Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

The financial information provided below is that of the registrant, Neuberger Berman Institutional Liquidity Series. This N-CSR relates only to Neuberger Berman Institutional Cash Fund and Neuberger Berman Prime Money Fund (collectively, the "Funds"). Ernst & Young, LLP ("E&Y") serves as independent registered public accounting firm to Neuberger Berman Institutional Cash Fund. Tait, Weller & Baker LLP ("TW&B") serves as independent registered public accounting firm to Neuberger Berman Prime Money Fund. Since the Registrant did not complete one full year of operations in 2005, the 2005 fees are only shown from commencement of operations.

(a)  Audit Fees
     ----------

The aggregate fees billed for professional services rendered by E&Y for the audit of the annual financial statements or services that are normally provided by E&Y in connection with statutory and regulatory filings or engagements were $9,000 and $9,000 for the fiscal years ended 2005 and 2006, respectively.

The aggregate fees billed for professional services rendered by TW&B for the audit of the annual financial statements or services that are normally provided by TW&B in connection with statutory and regulatory filings or engagements were $3,000 and $4,000 for the fiscal years ended 2005 and 2006, respectively.

(b)  Audit-Related Fees
     ------------------

The aggregate fees billed to the Registrant for assurance and related services by E&Y that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported above in AUDIT FEES were $0 and $0 for the fiscal years ended 2005 and 2006, respectively.

The fees billed to other entities in the investment company complex for assurance and related services by E&Y that are reasonably related to the performance of the audit that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 and $0 for the fiscal years ended 2005 and 2006, respectively.

The aggregate fees billed to the Registrant for assurance and related services by TW&B that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported above in AUDIT FEES were $0 and $0 for the fiscal years ended 2005 and 2006, respectively.

The fees billed to other entities in the investment company complex for assurance and related services by TW&B that are reasonably related to the performance of the audit that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 and $0 for the fiscal years ended 2005 and 2006, respectively.

(c)  Tax Fees
     --------

The aggregate fees billed to the Registrant for professional services rendered by E&Y for tax compliance, tax advice, and tax planning were $3,000 and $3,000 for the fiscal years ended 2005 and 2006, respectively. The nature of the services provided were tax compliance, tax advice, and tax planning. The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal years ended 2005 and 2006, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

The fees billed to other entities in the investment company complex for professional services rendered by E&Y for tax compliance, tax advice, and tax planning that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $7,000 and $7,000 for the fiscal years ended 2005 and 2006, respectively. The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal years ended 2005 and 2006, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

The aggregate fees billed to the Registrant for professional services rendered by TW&B for tax compliance, tax advice, and tax planning were $1,250 and $1,250 for the fiscal years ended 2005 and 2006, respectively. The nature of the services provided were tax compliance, tax advice, and tax planning. The Audit Committee approved 0% and 0% of these services provided by TW&B for the fiscal years ended 2005 and 2006, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

The fees billed to other entities in the investment company complex for professional services rendered by TW&B for tax compliance, tax advice, and tax planning that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $1,500 and $1,500 for the fiscal years ended 2005 and 2006, respectively. The Audit Committee approved 0% and 0% of these services provided by TW&B for the fiscal years ended 2005 and 2006, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(d)  All Other Fees
     --------------

The aggregate fees billed to the Registrant for products and services provided by E&Y, other than services reported in AUDIT FEES, AUDIT-RELATED FEES, and TAX FEES were $0 and $0 for the fiscal years ended 2005 and 2006, respectively.

The fees billed to other entities in the investment company complex for products and services provided by E&Y, other than services reported in AUDIT FEES, AUDIT-RELATED FEES, and TAX FEES that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 and $0 for the fiscal years ended 2005 and 2006, respectively.

The aggregate fees billed to the Registrant for products and services provided by TW&B, other than services reported in AUDIT FEES, AUDIT-RELATED FEES, and TAX FEES were $0 and $0 for the fiscal years ended 2005 and 2006, respectively.

The fees billed to other entities in the investment company complex for products and services provided by TW&B, other than services reported in AUDIT FEES, AUDIT-RELATED FEES, and TAX FEES that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 and $0 for the fiscal years ended 2005 and 2006, respectively.

(e)  Audit Committee's Pre-Approval Policies and Procedures
     ------------------------------------------------------

(1) The Audit Committee's pre-approval policies and procedures for the Registrant to engage an accountant to render audit and non-audit services delegate to the Chair of the Committee the power to pre-approve services between meetings of the Committee.

(2) None of the services described in paragraphs (b) through (d) above were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Hours Attributed to Other Persons
     ---------------------------------

Not applicable.

(g)  Non-Audit Fees
     --------------

Non-audit fees billed by E&Y for services rendered to the Registrant were $3,000 and $3,000 for the fiscal years ended 2005 and 2006, respectively.

Non-audit fees billed by E&Y for services rendered to the Registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were $174,550 and $172,450 for the fiscal years ended 2005 and 2006 respectively.

Non-audit fees billed by TW&B for services rendered to the Registrant were $1,250 and $1,250 for the fiscal years ended 2005 and 2006, respectively.

Non-audit fees billed by TW&B for services rendered to the Registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were $6,250 and $21,700 for the fiscal years ended 2005 and 2006 respectively.

(h) The Audit Committee of the Board considered whether the provision of non-audit services rendered to the Registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant that were not pre-approved by the Audit Committee because the engagement did not relate directly to the operations and financial reporting of the Registrant is compatible with maintaining E&Y's and TW&B's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

The complete schedule of investments for each series is disclosed in the Registrant's Annual Report, which is included as Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable to the Registrant.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no changes to the procedures by which shareholders may recommend nominees to the Board.

ITEM 11. CONTROLS AND PROCEDURES

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act")) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1)   A copy of the Code of Ethics is filed herewith.

(a)(2) The certifications required by Rule 30a-2(a) of the Act and Section 302 of the Sarbanes-Oxley Act of 2002 ("Sarbanes-Oxley Act") are attached hereto.

(a)(3)   Not applicable to the Registrant.

(b) The certifications required by Rule 30a-2(b) of the Act and Section 906 of the Sarbanes-Oxley Act are attached hereto.

The certifications provided pursuant to Section 906 of the Sarbanes-Oxley Act are not deemed "filed" for purposes of Section 18 of the Securities Exchange Act of 1934 ("Exchange Act"), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEUBERGER BERMAN INSTITUTIONAL LIQUIDITY SERIES


By: /s/ Peter E. Sundman
    ------------------------------
    Peter E. Sundman
    Chief Executive Officer

Date: May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By: /s/ Peter E. Sundman
    ------------------------------
    Peter E. Sundman
    Chief Executive Officer

Date: May 30, 2006



By: /s/ John M. McGovern
    ------------------------------
    John M. McGovern
    Treasurer and Principal Financial
    and Accounting Officer

Date:  May 30, 2006